UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Core Focus Fixed Income Portfolio

July 31, 2013

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Agency Asset-Backed Security – 0.41%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	$19,257	$19,682
Total Agency Asset-Backed Security (cost $19,070)		19,682
Agency Collateralized Mortgage Obligations – 2.44%
Fannie Mae REMICs
Series 2010-35 AB 5.00% 11/25/49	9,978	10,761
•Series 2011-105 FP 0.59% 6/25/41	47,536	47,770
Series 2011-134 PA 4.00% 9/25/40	6,149	6,429
Series 2012-19 HB 4.00% 1/25/42	12,931	13,015
•Freddie Mac REMICs Series 3800 AF 0.691% 2/15/41	40,260	40,650
Total Agency Collateralized Mortgage Obligations (cost $118,099)		118,625
Agency Mortgage-Backed Securities – 30.40%
Fannie Mae 4.50% 5/1/41	3,634	3,808
Fannie Mae S.F. 15 yr
2.50% 2/1/28	14,441	14,450
2.50% 5/1/28	1,967	1,968
3.00% 3/1/27	127,926	131,722
3.50% 7/1/26	2,931	3,080
3.50% 10/1/26	3,966	4,160
4.00% 11/1/25	56,227	60,323
4.50% 8/1/19	2,767	2,947
5.00% 1/1/20	2,650	2,819
5.00% 6/1/20	310	330
5.00% 2/1/21	1,572	1,673
Fannie Mae S.F. 15 yr TBA
2.50% 9/1/28	319,000	318,052
3.00% 9/1/28	138,000	141,574
3.50% 9/1/28	19,000	19,866
Fannie Mae S.F. 20 yr
5.00% 11/1/23	377	409
5.50% 12/1/29	1,323	1,447
Fannie Mae S.F. 30 yr
3.50% 6/1/43	996	1,005
4.00% 11/1/40	1,341	1,394
4.00% 1/1/41	7,463	7,758
4.00% 2/1/41	9,241	9,638
4.00% 3/1/41	23,075	24,095
4.00% 7/1/41	9,274	9,646
4.00% 9/1/41	1,384	1,439
4.00% 10/1/41	5,260	5,468
4.00% 3/1/42	15,306	15,916
4.00% 1/1/43	24,539	25,506
4.50% 7/1/36	858	909
4.50% 8/1/40	8,780	9,302
4.50% 11/1/40	3,482	3,693
4.50% 2/1/41	1,628	1,728
4.50% 3/1/41	8,816	9,355
4.50% 5/1/41	1,028	1,092
4.50% 8/1/41	6,488	6,885
4.50% 10/1/41	7,144	7,581
4.50% 11/1/41	4,561	4,840
5.00% 2/1/35	21,930	23,662
5.50% 1/1/36	3,442	3,747
6.00% 10/1/35	7,922	8,661
6.00% 4/1/40	34	37

Fannie Mae S.F. 30 yr TBA
3.00% 9/1/43	244,000	235,802
3.50% 9/1/43	95,000	95,505
4.50% 9/1/43	62,000	65,536
Freddie Mac 4.50% 1/1/41	7,173	7,405
Freddie Mac S.F. 15 yr 5.50% 7/1/24	35,192	37,821
Freddie Mac S.F. 30 yr
3.00% 11/1/42	3,908	3,781
4.00% 10/1/40	4,120	4,275
4.00% 11/1/40	3,571	3,706
4.00% 12/1/40	59,318	61,552
4.50% 10/1/39	5,730	6,039
4.50% 11/1/39	8,446	8,903
4.50% 3/1/42	17,719	18,689
6.00% 8/1/38	13,456	14,814
6.00% 10/1/38	19,727	21,508
Total Agency Mortgage-Backed Securities (cost $1,471,810)		1,477,321

Commercial Mortgage-Backed Securities – 2.85%
•Bear Stearns Commercial Mortgage Securities Series 2006-PW12 A4 5.715% 9/11/38	45,000	49,597
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.392% 2/15/39	13,490	13,809
Goldman Sachs Mortgage Securities II Series 2005-GG4 A4A 4.751% 7/10/39	15,000	15,732
•JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP5 A4 5.20% 12/15/44	20,000	21,592
•Morgan Stanley Capital I Series 2007-T27 A4 5.647% 6/11/42	25,000	28,260
WF-RBS Commercial Mortgage Trust Series 2013-C11 A5 3.071% 3/15/45	10,000	9,499
Total Commercial Mortgage-Backed Securities (cost $124,677)		138,489

Corporate Bonds – 25.40%
Banking – 4.46%
#Bank Nederlandse Gemeenten 144A
1.375% 3/19/18	12,000	11,813
2.50% 1/23/23	16,000	14,922
Bank of America
3.875% 3/22/17	10,000	10,590
4.10% 7/24/23	5,000	5,013
City National 5.25% 9/15/20	10,000	10,803
Goldman Sachs Group 2.90% 7/19/18	15,000	15,044
HSBC Holdings 4.00% 3/30/22	15,000	15,343
•JPMorgan Chase 6.00% 12/29/49	20,000	19,725
Morgan Stanley 4.10% 5/22/23	20,000	18,813
Oesterreichische Kontrollbank AG 1.125% 5/29/18	5,000	4,888
•PNC Financial Services Group
*4.494% 5/29/49	8,000	8,010
4.85% 5/29/49	5,000	4,563
PNC Funding 5.625% 2/1/17	23,000	25,643
Regions Financial 2.00% 5/15/18	5,000	4,819
State Street 3.10% 5/15/23	10,000	9,379
SVB Financial Group 5.375% 9/15/20	15,000	16,417
Wachovia
•0.638% 10/15/16	5,000	4,937
5.25% 8/1/14	5,000	5,216
Zions Bancorp 4.50% 3/27/17	10,000	10,615
		216,553
Basic Industry – 2.90%
#Barrick Gold 144A 4.10% 5/1/23	10,000	8,522
CF Industries 6.875% 5/1/18	20,000	23,625
Dow Chemical 8.55% 5/15/19	10,000	12,883
#Freeport-McMoRan Copper & Gold 144A 3.875% 3/15/23	5,000	4,532
Georgia-Pacific 8.00% 1/15/24	20,000	25,980

#Glencore Funding 144A 2.50% 1/15/19	10,000	9,186
International Paper 6.00% 11/15/41	15,000	16,493
Lubrizol 5.50% 10/1/14	5,000	5,291
LYB International Finance 4.00% 7/15/23	15,000	14,917
Nucor Corp 4.00% 8/1/23	5,000	4,932
Rio Tinto Finance USA 2.25% 12/14/18	5,000	4,887
Rock Tenn 3.50% 3/1/20	5,000	4,934
*Teck Resources 3.75% 2/1/23	5,000	4,533
		140,715
Brokerage – 0.68%
Jefferies Group 6.45% 6/8/27	19,000	19,723
Lazard Group 6.85% 6/15/17	12,000	13,432
		33,155
Capital Goods – 0.31%
#Ingersoll-Rand Global Holding 144A 4.25% 6/15/23	10,000	9,993
#URS 144A 4.35% 4/1/17	5,000	5,117
		15,110
Communications – 1.76%
American Tower 5.90% 11/1/21	10,000	11,013
#*Cox Communications 144A 3.25% 12/15/22	15,000	13,733
#Crown Castle Towers 144A 4.883% 8/15/20	20,000	21,311
Qwest 6.75% 12/1/21	5,000	5,604
Time Warner Cable
5.85% 5/1/17	10,000	10,931
8.25% 4/1/19	10,000	11,654
#Vivendi 144A 6.625% 4/4/18	10,000	11,442
		85,688
Consumer Cyclical – 0.89%
ADT 4.125% 6/15/23	5,000	4,307
eBay 4.00% 7/15/42	5,000	4,280
*Host Hotels & Resorts 5.25% 3/15/22	10,000	10,434
#QVC 144A 4.375% 3/15/23	15,000	14,338
Western Union 2.875% 12/10/17	5,000	5,038
Wyndham Worldwide 4.25% 3/1/22	5,000	4,940
		43,337
Consumer Non-Cyclical – 1.25%
CareFusion 6.375% 8/1/19	10,000	11,531
Celgene 3.95% 10/15/20	10,000	10,298
Covidien International Finance 2.95% 6/15/23	5,000	4,773
Energizer Holding 4.70% 5/24/22	10,000	10,116
Kroger 3.85% 8/1/23	5,000	4,976
#Mylan 144A 3.125% 1/15/23	5,000	4,567
Newell Rubbermaid 2.05% 12/1/17	5,000	4,937
#Zoetis 144A 3.25% 2/1/23	10,000	9,513
		60,711
Electric – 3.88%
Ameren Illinois 9.75% 11/15/18	35,000	47,231
#American Transmission Systems 144A 5.25% 1/15/22	5,000	5,327
CenterPoint Energy 5.95% 2/1/17	5,000	5,696
Exelon Generation 4.25% 6/15/22	20,000	20,133
Great Plains Energy 5.292% 6/15/22	10,000	10,957
•Integrys Energy Group 6.11% 12/1/66	10,000	10,508
LG&E & KU Energy
3.75% 11/15/20	10,000	10,238
4.375% 10/1/21	10,000	10,351
#Narragansett Electric 144A 4.17% 12/10/42	5,000	4,536
•National Rural Utilities Cooperative Finance 4.75% 4/30/43	5,000	4,838
NextEra Energy Capital Holdings
3.625% 6/15/23	5,000	4,853
•6.35% 10/1/66	15,000	15,611
Pennsylvania Electric 5.20% 4/1/20	10,000	10,928
Southwestern Electric Power 6.45% 1/15/19	10,000	11,767
•Wisconsin Energy 6.25% 5/15/67	15,000	15,800
		188,774

Energy – 1.70%
Halliburton 3.50% 8/1/23	5,000	4,997
Noble Holding International 5.25% 3/15/42	5,000	4,698
Petrobras Global Finance BV 3.00% 1/15/19	10,000	9,311
Petrobras International Finance 5.375% 1/27/21	5,000	5,004
#Petroleos Mexicanos 144A 3.50% 1/30/23	10,000	9,175
Pride International 6.875% 8/15/20	20,000	23,968
Weatherford Bermuda 9.625% 3/1/19	10,000	12,843
#Woodside Finance 144A 8.75% 3/1/19	10,000	12,832
		82,828
Finance Companies – 0.58%
General Electric Capital
4.375% 9/16/20	10,000	10,651
6.00% 8/7/19	15,000	17,505
		28,156
Insurance – 2.08%
American International Group 6.40% 12/15/20	20,000	23,637
•Chubb 6.375% 3/29/67	5,000	5,438
#Highmark 144A 4.75% 5/15/21	5,000	4,744
#ING US 144A
2.90% 2/15/18	5,000	4,992
5.50% 7/15/22	5,000	5,407
#Liberty Mutual Group 144A 4.25% 6/15/23	15,000	14,741
MetLife 6.40% 12/15/36	20,000	20,925
Prudential Financial
3.875% 1/14/15	5,000	5,217
•5.875% 9/15/42	10,000	10,125
6.00% 12/1/17	5,000	5,771
		100,997
Natural Gas – 1.53%
El Paso Pipeline Partners Operating 6.50% 4/1/20	10,000	11,693
Enterprise Products Operating 9.75% 1/31/14	10,000	10,435
Kinder Morgan Energy Partners
4.15% 2/1/24	10,000	10,001
9.00% 2/1/19	5,000	6,436
NiSource Finance
3.85% 2/15/23	5,000	4,914
4.80% 2/15/44	10,000	9,305
Plains All American Pipeline 8.75% 5/1/19	5,000	6,515
Sunoco Logistics Partners Operations 3.45% 1/15/23	5,000	4,703
•TransCanada Pipelines 6.35% 5/15/67	10,000	10,506
		74,508
Real Estate – 1.38%
Alexandria Real Estate Equities 4.60% 4/1/22	10,000	10,268
BRE Properties 3.375% 1/15/23	10,000	9,386
#Corporate Office Properties 144A 3.60% 5/15/23	5,000	4,640
Digital Realty Trust
5.25% 3/15/21	10,000	10,498
5.875% 2/1/20	5,000	5,454
Duke Realty 3.625% 4/15/23	5,000	4,678
National Retail Properties 3.30% 4/15/23	5,000	4,638
Realty Income Corp 4.65% 8/1/23	5,000	5,131
Regency Centers 5.875% 6/15/17	7,000	7,819
Weingarten Realty Investors 3.50% 4/15/23	5,000	4,678
		67,190
Technology – 1.67%
Agilent Technologies 3.875% 7/15/23	5,000	4,877
EMC 2.65% 6/1/20	10,000	9,933
Fidelity National Information Services 3.50% 4/15/23	10,000	9,237
Microsoft 2.125% 11/15/22	5,000	4,591

National Semiconductor 6.60% 6/15/17	10,000	11,776
NetApp
2.00% 12/15/17	5,000	4,910
3.25% 12/15/22	5,000	4,621
Oracle Corp 2.375% 1/15/19	5,000	5,040
Total System Services 3.75% 6/1/23	10,000	9,305
Xerox 5.625% 12/15/19	15,000	16,789
		81,079
Transportation – 0.33%
#ERAC USA Finance 144A 2.80% 11/1/18	10,000	10,017
United Parcel Service 5.125% 4/1/19	5,000	5,757
		15,774
Total Corporate Bonds (cost $1,213,204)		1,234,575

Non-Agency Asset-Backed Securities – 0.62%
John Deere Owner Trust Series 2011-A A4 1.96% 4/16/18	10,000	10,105
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	3,827	3,848
Mercedes-Benz Auto Lease Trust Series 2013-A A4 0.72% 12/17/18	5,000	4,979
Mid-State Trust Series 11 A1 4.864% 7/15/38	10,487	11,202
Total Non-Agency Asset-Backed Securities (cost $28,853)		30,134

U.S. Treasury Obligations – 25.03%
U.S. Treasury Bond 2.875% 5/15/43	10,000	8,608
U.S. Treasury Notes
1.375% 7/31/18	465,000	464,673
1.75% 5/15/23	598,000	554,692
2.75% 11/15/42	225,000	188,701
Total U.S. Treasury Obligations (cost $1,270,860)		1,216,674

	Number of
	Shares
Preferred Stock – 0.40%
Alabama Power 5.625%	620	15,289
BB&T 5.85%	175	4,314
Total Preferred Stock (cost $19,472)		19,603

	Principal
	Amount (U.S. $)
Short-Term Investments – 29.77%
≠Discount Notes – 18.25%
Fannie Mae 0.06% 9/16/13	$198,579	198,575
Federal Home Loan Bank
0.045% 10/18/13	100,275	100,270
0.045% 10/23/13	172,072	172,064
0.055% 8/12/13	79,914	79,914
0.06% 8/14/13	170,240	170,240
0.06% 8/16/13	55,918	55,918
0.06% 8/21/13	70,782	70,782
0.08% 8/30/13	39,226	39,225
		886,988
Repurchase Agreements – 7.57%
Bank of America 0.03%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price $151,008
(collateralized by U.S. government obligations 0.75%-2.375%
2/28/15-10/31/17; market value $154,028)	151,008	151,008

BNP Paribas 0.05%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price $216,992
(collateralized by U.S. government obligations 0.25%-4.25%
6/30/14-5/15/23; market value $221,654)	216,992	216,992
		368,000

U.S. Treasury Obligations – 3.95%
≠U.S. Treasury Bills
0.028% 10/24/13	89,950	89,945
0.045% 9/26/13	101,908	101,903
		191,848
Total Short-Term Investments (cost $1,446,795)		1,446,836

Total Value of Securities Before Securities Lending Collateral – 117.32%
(cost $5,712,840)		5,701,939

	Number of
	Shares
**Securities Lending Collateral – 0.78%
Investment Companies
Delaware Investments Collateral Fund No. 1	38,170	38,170
Total Securities Lending Collateral (cost $38,170)		38,170

©Total Value of Securities – 118.10%
(cost $5,751,010)		5,740,109
**Obligation to Return Securities Lending Collateral – (0.78%)		(38,170)
zOther Liabilities Net of Receivables and Other Assets – (17.32%)		(841,616)
Net Assets Applicable to 532,174 Shares Outstanding – 100.00%		$4,860,323

•Variable rate security. The rate shown is the rate as of July 31, 2013. Interest rates reset periodically.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2013, the aggregate value of Rule 144A securities was $219,248, which represented 4.51% of the Portfolio’s net assets. See Note 4 in "Notes."
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in "Notes" for additional information on securities lending collateral.
©Includes $36,710 of securities loaned.
zOf this amount, $1,123,049 represents payable for securities purchased as of July 31, 2013.

Summary of Abbreviations:

MASTR – Mortgage Asset Securitization Transactions, Inc.
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The Core Focus Fixed Income Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. For asset backed securities, collateralized mortgage obligations, commerical mortgage securities and U.S. government agency mortagage securites, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (October 31, 2009–October 31, 2012), and has concluded that no position for federal income tax is required in the Portfolio’s financial statements. In regards to foreign taxes only, the Portfolio has open tax years in certain foreign countries it invests in that may date back to the inception of the Portfolio.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2013.

To Be Announced Trades – The Portfolio may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Portfolio’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Portfolio to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Portfolio on such purchases until the securities are delivered; however the market value may change prior to delivery.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At July 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$5,773,183
Aggregate unrealized appreciation	$78,405
Aggregate unrealized depreciation	(111,480)
Net unrealized depreciation	$(33,074)

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset & Mortgage-
Backed Securities	$-	$1,784,251	$-	$1,784,251
Corporate Debt	-	1,234,575	-	1,234,575
U.S. Treasury Obligations	-	1,216,674	-	1,216,674
Preferred Stock	19,603	-	-	19,603
Short-Term Investments	-	1,446,836	-	1,446,836
Securities Lending Collateral	-	38,170	-	38,170
Total	$19,603	$5,720,506	$-	$5,740,109

During the period ended July 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

At July 31, 2013, the value of securities on loan was $36,710, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2013, the value of invested collateral was $38,170. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

The Portfolio invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2013 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Core Plus Fixed Income Portfolio

July 31, 2013

		Principal	Value
		Amount°	(U.S. $)
Agency Asset-Backed Security – 0.26%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	$134,798	$137,777
Total Agency Asset-Backed Security (cost $133,708)			137,777

Agency Collateralized Mortgage Obligations – 2.12%
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42		17,960	20,953
Series 2002-90 A2 6.50% 11/25/42		41,612	47,597
Series 2003-122 AJ 4.50% 2/25/28		2,124	2,124
✗•Series 2012-122 SD 5.91% 11/25/42		96,863	24,834
✗•Series 2012-124 SD 5.96% 11/25/42		97,108	22,701
✗Series 2013-26 ID 3.00% 4/25/33		98,164	16,281
✗Series 2013-38 AI 3.00% 4/25/33		97,385	16,078
✗Series 2013-44 DI 3.00% 5/25/33		251,789	41,926
Fannie Mae Whole Loan Series 2004-W11 1A2 6.50% 5/25/44		33,681	39,072
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		82,285	94,029
Series 2326 ZQ 6.50% 6/15/31		74,204	83,043
Series 3123 HT 5.00% 3/15/26		257,659	282,030
Series 3131 MC 5.50% 4/15/33		41,568	41,765
Series 3656 PM 5.00% 4/15/40		125,000	136,914
•Series 4148 SA 5.909% 12/15/42		97,830	23,464
Series 4185 LI 3.00% 3/15/33		97,715	16,296
Series 4191 CI 3.00% 4/15/33		98,900	16,539
GNMA Series 2010-113 KE 4.50% 9/20/40		125,000	136,371
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		40,000	41,539
Total Agency Collateralized Mortgage Obligations (cost $1,026,886)			1,103,556

Agency Mortgage-Backed Securities – 24.43%
Fannie Mae
2.27% 1/1/23		54,514	50,833
4.50% 5/1/41		25,435	26,656
6.50% 8/1/17		11,947	13,209
•Fannie Mae ARM
2.454% 3/1/38		56,026	59,266
2.464% 8/1/34		49,361	52,157
2.547% 4/1/36		44,664	47,277
Fannie Mae Relocation 30 yr
5.00% 11/1/33		5,518	5,885
5.00% 1/1/34		4,396	4,689
5.00% 11/1/34		9,186	9,799
5.00% 10/1/35		22,275	23,766
5.00% 1/1/36		32,121	34,271
Fannie Mae S.F. 15 yr
2.50% 2/1/28		95,311	95,367
2.50% 5/1/28		14,752	14,758
3.00% 11/1/27		11,990	12,349
3.50% 7/1/26		32,244	33,881
3.50% 10/1/26		29,084	30,506
4.00% 11/1/25		109,495	117,471
4.50% 1/1/20		11,333	12,080
5.00% 5/1/20		16,945	18,137
5.00% 7/1/20		3,930	4,191
5.00% 5/1/21		3,221	3,434
5.50% 5/1/20		365	387
5.50% 6/1/23		81,358	88,370
6.00% 8/1/22		52,194	57,330
Fannie Mae S.F. 15 yr TBA
2.50% 9/1/28		2,852,000	2,843,532
3.00% 9/1/28		1,362,000	1,397,274
3.50% 9/1/28		151,000	157,883
Fannie Mae S.F. 20 yr
5.00% 11/1/23		2,637	2,862
5.50% 8/1/28		102,234	111,540
5.50% 12/1/29		5,294	5,788

Fannie Mae S.F. 30 yr
3.50% 7/1/42	4,619	4,661
3.50% 6/1/43	10,953	11,057
4.00% 11/1/40	12,741	13,244
4.00% 1/1/41	59,706	62,065
4.00% 2/1/41	69,305	72,283
4.00% 9/1/41	8,307	8,634
4.00% 10/1/41	42,738	44,426
4.00% 3/1/42	125,949	130,969
4.00% 1/1/43	196,626	204,377
4.50% 7/1/36	10,292	10,903
4.50% 4/1/40	12,198	12,940
4.50% 8/1/40	57,261	60,666
4.50% 11/1/40	31,832	33,766
4.50% 2/1/41	14,652	15,548
4.50% 3/1/41	63,546	67,432
4.50% 5/1/41	10,794	11,470
4.50% 8/1/41	59,259	62,882
4.50% 10/1/41	37,148	39,419
4.50% 11/1/41	32,689	34,687
5.00% 3/1/34	7,615	8,216
5.00% 2/1/35	82,893	89,438
5.00% 3/1/35	12,543	13,526
5.00% 6/1/35	16,810	18,229
6.00% 2/1/37	39,839	43,820
7.00% 12/1/33	12,754	14,876
7.00% 5/1/35	1,624	1,889
7.00% 6/1/35	6,042	7,028
7.00% 12/1/37	19,770	23,025
7.50% 6/1/31	1,790	2,133
7.50% 6/1/34	21,941	25,632
Fannie Mae S.F. 30 yr TBA
3.00% 9/1/43	4,500,000	4,348,827
3.50% 9/1/43	693,000	696,682
4.50% 9/1/43	338,000	357,277
•Freddie Mac ARM 2.854% 4/1/34	3,892	4,132
Freddie Mac Relocation 30 yr 5.00% 9/1/33	3,457	3,677
Freddie Mac S.F. 30 yr
3.00% 11/1/42	31,261	30,248
4.00% 10/1/40	33,551	34,815
4.00% 11/1/40	20,238	21,000
4.50% 10/1/39	44,012	46,391
4.50% 11/1/39	74,718	78,757
4.50% 1/1/41	55,587	57,390
4.50% 3/1/42	148,614	156,744
6.00% 4/1/37	55,997	61,021
6.00% 8/1/38	42,370	46,648
6.00% 10/1/38	62,118	67,726
7.00% 11/1/33	1,766	2,045
GNMA I S.F. 30 yr
7.00% 12/15/34	207,966	245,626
7.50% 12/15/31	483	588
7.50% 2/15/32	459	548
Total Agency Mortgage-Backed Securities (cost $12,575,494)		12,744,331

Commercial Mortgage-Backed Securities – 3.52%
•Bear Stearns Commercial Mortgage Securities
Series 2005-T20 A4A 5.143% 10/12/42	30,000	32,280
Series 2006-PW12 A4 5.715% 9/11/38	45,000	49,597
t•Commercial Mortgage Pass Through Certificates Series 2013-CCRE8 3.612% 6/10/46	70,000	68,920
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.392% 2/15/39	76,441	78,253
#DBUBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46	200,000	221,867
#•FREMF Mortgage Trust Series 2012-K21 B 144A 3.939% 7/25/45	35,000	32,263
Goldman Sachs Mortgage Securities II
Series 2005-GG4 A4A 4.751% 7/10/39	155,000	162,563
•Series 2006-GG6 A4 5.553% 4/10/38	55,000	59,840
#Series 2010-C1 A2 144A 4.592% 8/10/43	200,000	216,723
#•Series 2010-C1 C 144A 5.635% 8/10/43	100,000	106,968
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-LDP5 A4 5.20% 12/15/44	55,000	59,378
Series 2011-C5 A3 4.171% 8/15/46	55,000	57,849
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	30,078	30,520
•Series 2005-C3 B 4.895% 7/15/40	15,000	15,524
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42	50,000	53,046
•Series 2005-HQ7 5.206% 11/14/42	100,000	99,284
•Series 2007-T27 A4 5.647% 6/11/42	105,000	118,692
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	100,000	108,593
#Timberstar Trust Series 2006-1A A 144A 5.668% 10/15/36	50,000	55,992
#VNO Mortgage Trust Series 2012-6AVE 144A 2.996% 11/15/30	100,000	94,052
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	35,000	32,829
Series 2013-C11 A5 3.071% 3/15/45	30,000	28,496
Series 2013-C14 A5 3.337% 6/15/46	55,000	53,057
Total Commercial Mortgage-Backed Securities (cost $1,837,662)		1,836,586

Convertible Bonds – 0.60%
*Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	6,000	6,214
#Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	7,000	5,666
Alere 3.00% exercise price $43.98, expiration date 5/15/16	8,000	8,455
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	7,000	7,656
ΦArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27	14,000	13,055
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	10,000	10,256
#Blucora 144A 4.25% exercise price $21.66, expiration date 3/29/19	4,000	4,648
*Chesapeake Energy 2.50% exercise price $50.90, expiration date 5/15/37	3,000	2,886
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	7,000	9,481
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	6,000	6,675
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	9,000	6,581
Equinix exercise price $84.32, expiration date 6/13/16	1,000	2,210
ΦGeneral Cable 4.50% exercise price $36.55, expiration date 11/15/29	12,000	13,508
Gilead Sciences 1.625% exercise price $22.71, expiration date 5/1/16	4,000	10,825
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	8,000	10,670
ΦHologic 2.00% exercise price $31.17, expiration date 2/27/42	9,000	9,619
Iconix Brand Group 2.50% exercise price $30.75, expiration date 5/31/16	3,000	3,654
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	4,000	4,528
Intel 3.25% exercise price $21.94, expiration date 8/1/39	6,000	7,459
Jefferies Group 3.875% exercise price $45.72, expiration date 10/31/29	8,000	8,495
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/10/14	14,000	14,324
#Lexington Realty Trust 144A 6.00% exercise price $6.84, expiration date 1/11/30	3,000	5,574
#Liberty Interactive 144A 0.75% exercise price $1000, expiration date 3/30/43	7,000	7,893
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	9,000	10,513
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	2,000	5,114
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	11,000	11,261
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	16,000	15,679
#Opko Health 144A 3.00% exercise price $7.07, expiration date 1/28/33	2,000	2,150
#Owens-Brockway Glass Container 144A 3.00% exercise price$ 47.47, expiration date 5/28/15	10,000	10,388
*Peabody Energy 4.75% exercise price $57.95, expiration date 12/15/41	5,000	3,784
PHH 4.00% exercise price $25.80, expiration date 8/27/14	8,000	8,755
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	4,000	4,115
#Ryman Hospitality Properties 144A 3.75% exercise price $21.96, expiration date 9/29/14	3,000	5,138
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	9,000	11,447
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	2,000	4,921
Steel Dynamics 5.125% exercise price $17.21, expiration date 6/15/14	2,000	2,171
TIBCO Software exercise price $50.57, expiration date 4/30/32	15,000	15,205
Titan Machinery exercise price $43.17, expiration date 4/30/19	7,000	6,536
•Vector Group 2.50% exercise price $18.50, expiration date 1/14/19	2,000	2,393
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	6,000	8,880
#WellPoint 144A 2.75% exercise price $75.38, expiration date 10/15/42	4,000	5,233
Total Convertible Bonds (cost $297,702)		314,015

Corporate Bonds – 42.27%
Banking – 7.28%
#Banco do Brasil 144A 3.75% 7/25/18	100,000	132,017
Bancolombia 5.125% 9/11/22	48,000	44,880
#Bank Nederlandse Gemeenten 144A
1.375% 3/19/18	96,000	94,508
2.50% 1/23/23	122,000	113,781
Bank of America
3.875% 3/22/17	45,000	47,654
4.10% 7/24/23	105,000	105,269
•5.20% 12/29/49	65,000	58,825
•Bank of New York Mellon 4.50% 12/31/49	45,000	42,019
BB&T 5.25% 11/1/19	322,000	361,637
#BBVA Banco Continental 144A 3.25% 4/8/18	55,000	53,763
City National 5.25% 9/15/20	80,000	86,424
•Fifth Third Bancorp 5.10% 12/31/49	55,000	52,113
•Fifth Third Capital Trust IV 6.50% 4/15/37	115,000	115,431
Goldman Sachs Group 2.90% 7/19/18	135,000	135,394
#•HBOS Capital Funding 144A 6.071% 6/29/49	215,000	207,475
#HSBC Bank 144A 4.75% 1/19/21	150,000	163,047
•JPMorgan Chase
5.15% 12/29/49	50,000	46,625
6.00% 12/29/49	105,000	103,556
KeyBank 5.45% 3/3/16	250,000	275,809
Morgan Stanley 4.10% 5/22/23	155,000	145,799
Oesterreichische Kontrollbank 1.125% 5/29/18	50,000	48,877
PNC Bank 6.875% 4/1/18	250,000	300,749
•PNC Financial Services Group
*4.494% 5/29/49	110,000	110,138
4.85% 5/29/49	30,000	27,375

PNC Funding 5.125% 2/8/20		115,000	128,714
Regions Financial 2.00% 5/15/18		175,000	168,658
Royal Bank of Scotland Group 6.10% 6/10/23		15,000	14,411
State Street 3.10% 5/15/23		70,000	65,653
*•USB Capital IX 3.50% 10/29/49		355,000	315,950
Wachovia
•0.638% 10/15/16		50,000	49,368
5.25% 8/1/14		55,000	57,381
Zions Bancorp
4.50% 3/27/17		20,000	21,229
4.50% 6/13/23		50,000	49,729
7.75% 9/23/14		50,000	53,525
			3,797,783
Basic Industry – 3.11%
ArcelorMittal 10.35% 6/1/19		90,000	109,125
#Barrick Gold 144A 4.10% 5/1/23		85,000	72,433
CF Industries 7.125% 5/1/20		125,000	149,018
Dow Chemical 8.55% 5/15/19		184,000	237,041
#Freeport-McMoRan Copper & Gold 144A 3.875% 3/15/23		45,000	40,792
Georgia-Pacific 8.00% 1/15/24		140,000	181,859
#Glencore Funding 144A 2.50% 1/15/19		80,000	73,492
International Paper
6.00% 11/15/41		80,000	87,965
9.375% 5/15/19		15,000	19,862
LYB International Finance 4.00% 7/15/23		225,000	223,749
Novelis 8.75% 12/15/20		65,000	71,988
Nucor 4.00% 8/1/23		30,000	29,591
Plains Exploration & Production 6.50% 11/15/20		45,000	48,485
Rio Tinto Finance USA 2.25% 12/14/18		40,000	39,095
Rock Tenn
3.50% 3/1/20		20,000	19,736
4.00% 3/1/23		15,000	14,469
Rockwood Specialties Group 4.625% 10/15/20		80,000	81,600
Southern Copper
3.50% 11/8/22		15,000	13,637
5.25% 11/8/42		50,000	40,010
*Teck Resources 3.75% 2/1/23		45,000	40,796
Vale Overseas 5.625% 9/15/19		25,000	27,249
			1,621,992
Brokerage – 0.58%
Jefferies Group
5.125% 1/20/23		65,000	65,907
6.45% 6/8/27		25,000	25,951
6.50% 1/20/43		15,000	15,039
Lazard Group 6.85% 6/15/17		174,000	194,763
			301,660
Capital Goods – 1.10%
ADT 4.125% 6/15/23		40,000	34,453
#Ardagh Packaging Finance 144A 7.00% 11/15/20		200,000	197,500
Ball 5.75% 5/15/21		85,000	90,525
#*Cemex Espana Luxembourg 144A 9.25% 5/12/20		75,000	82,313
GE Capital Canada Funding 2.42% 5/31/18	CAD	4,000	3,844
#Ingersoll-Rand Global Holding 144A 4.25% 6/15/23		120,000	119,916
#URS 144A 4.35% 4/1/17		45,000	46,053
			574,604
Communications – 5.00%
America Movil 5.00% 3/30/20		105,000	114,062
American Tower 5.90% 11/1/21		70,000	77,092
#American Tower Trust I 144A
1.551% 3/15/18		25,000	24,413
3.07% 3/15/23		55,000	52,548
Bell Canada 3.35% 3/22/23	CAD	11,000	10,084
CC Holdings GS V 3.849% 4/15/23	USD	60,000	56,647
CenturyLink 5.80% 3/15/22		70,000	70,175
#Clearwire Communications 144A 12.00% 12/1/15		105,000	111,563
#Cox Communications 144A 3.25% 12/15/22		115,000	105,284
#Crown Castle Towers 144A 4.883% 8/15/20		240,000	255,728
DISH DBS 7.875% 9/1/19		50,000	57,125
#Intelsat Jackson Holdings 144A 5.50% 8/1/23		85,000	82,025
Qwest 6.75% 12/1/21		55,000	61,648
#SBA Tower Trust 144A 2.24% 4/16/18		45,000	44,446
#SES 144A 3.60% 4/4/23		160,000	152,178
Sinclair Television Group 6.125% 10/1/22		115,000	116,725
#Softbank 144A 4.50% 4/15/20		200,000	193,550
Sprint Nextel
6.00% 12/1/16		55,000	58,575
8.375% 8/15/17		65,000	73,775

Telefonica Emisiones
5.289% 12/9/22	GBP	50,000	77,507
6.421% 6/20/16		50,000	55,126
Time Warner Cable 8.25% 4/1/19		100,000	116,545
#UPCB Finance III 144A 6.625% 7/1/20		150,000	161,250
Virgin Media Secured Finance 6.50% 1/15/18		300,000	314,250
#Vivendi 144A
3.45% 1/12/18		70,000	70,749
6.625% 4/4/18		35,000	40,045
Vodafone Group 2.95% 2/19/23		60,000	55,639
			2,608,754
Consumer Cyclical – 1.63%
Amazon.com 2.50% 11/29/22		100,000	91,968
#Daimler Finance North America 144A 2.25% 7/31/19		150,000	146,974
Ford Motor Credit 12.00% 5/15/15		100,000	118,416
Host Hotels & Resorts
3.75% 10/15/23		95,000	88,347
4.75% 3/1/23		70,000	70,693
5.25% 3/15/22		5,000	5,217
5.875% 6/15/19		40,000	43,085
#QVC 144A 4.375% 3/15/23		135,000	129,031
Western Union 3.65% 8/22/18		85,000	88,109
Wyndham Worldwide
4.25% 3/1/22		30,000	29,642
5.625% 3/1/21		35,000	37,692
			849,174
Consumer Non-Cyclical – 2.82%
Boston Scientific 6.00% 1/15/20		45,000	51,388
CareFusion 6.375% 8/1/19		255,000	294,058
#CareFusion 144A 3.30% 3/1/23		60,000	56,602
Celgene 3.95% 10/15/20		75,000	77,232
Constellation Brands
3.75% 5/1/21		30,000	28,125
4.25% 5/1/23		20,000	18,900
Covidien International Finance 2.95% 6/15/23		45,000	42,955
Del Monte 7.625% 2/15/19		25,000	26,250
Energizer Holding 4.70% 5/24/22		100,000	101,157
Kroger 3.85% 8/1/23		50,000	49,760
#Mylan 144A
3.125% 1/15/23		30,000	27,400
6.00% 11/15/18		120,000	129,827
Newell Rubbermaid 2.05% 12/1/17		35,000	34,562
#Pernod-Ricard 144A 5.75% 4/7/21		150,000	169,317
Quest Diagnostics 4.70% 4/1/21		65,000	68,770
Yale University 2.90% 10/15/14		80,000	82,299
Zimmer Holdings 4.625% 11/30/19		110,000	121,106
#Zoetis 144A 3.25% 2/1/23		95,000	90,372
			1,470,080
Electric – 5.17%
AES 7.375% 7/1/21		110,000	124,850
Ameren Illinois 9.75% 11/15/18		285,000	384,597
#APT Pipelines 144A 3.875% 10/11/22		35,000	32,497
CenterPoint Energy 5.95% 2/1/17		55,000	62,652
CMS Energy 6.25% 2/1/20		30,000	34,906
ComEd Financing III 6.35% 3/15/33		60,000	59,704
#•Electricite de France 144A 5.25% 12/29/49		100,000	95,800
Exelon Generation 4.25% 6/15/22		105,000	105,703
Great Plains Energy
4.85% 6/1/21		30,000	32,348
5.292% 6/15/22		95,000	104,090
Indiana Michigan Power 3.20% 3/15/23		10,000	9,576
•Integrys Energy Group 6.11% 12/1/66		90,000	94,571
Ipalco Enterprises 5.00% 5/1/18		35,000	36,575
LG&E & KU Energy
3.75% 11/15/20		80,000	81,901
4.375% 10/1/21		155,000	160,443
#Narragansett Electric 144A 4.17% 12/10/42		100,000	90,719
•National Rural Utilities Cooperative Finance 4.75% 4/30/43		70,000	67,725
NextEra Energy Capital Holdings
3.625% 6/15/23		135,000	131,027
*•6.35% 10/1/66		135,000	140,500
•6.65% 6/15/67		5,000	5,279
NV Energy 6.25% 11/15/20		65,000	76,748
Pennsylvania Electric 5.20% 4/1/20		135,000	147,523
•PPL Capital Funding 6.70% 3/30/67		40,000	41,634
Public Service Company of Oklahoma 5.15% 12/1/19		115,000	131,226
Puget Energy 6.00% 9/1/21		30,000	33,191

•Puget Sound Energy 6.974% 6/1/67	110,000	115,100
SCANA 4.125% 2/1/22	160,000	157,375
•Wisconsin Energy 6.25% 5/15/67	135,000	142,207
		2,700,467
Energy – 4.12%
*Apache 2.625% 1/15/23	25,000	23,218
Continental Resources 4.50% 4/15/23	60,000	58,500
Ecopetrol 7.625% 7/23/19	62,000	74,090
Halliburton 3.50% 8/1/23	80,000	79,945
#KazMunayGas National 144A 9.125% 7/2/18	100,000	122,125
Newfield Exploration 5.625% 7/1/24	45,000	45,225
Noble Holding International
3.95% 3/15/22	70,000	68,752
5.25% 3/15/42	15,000	14,093
#Pacific Rubiales Energy 144A 7.25% 12/12/21	100,000	108,000
Petrobras Global Finance 3.00% 1/15/19	70,000	65,175
Petrobras International Finance 5.375% 1/27/21	70,000	70,058
Petrohawk Energy 7.25% 8/15/18	160,000	175,600
Petroleos de Venezuela 9.00% 11/17/21	106,000	88,510
Petroleos Mexicanos
#•144A 2.286% 7/18/18	30,000	30,825
#144A 3.50% 1/30/23	55,000	50,463
5.50% 6/27/44	25,000	22,963
Pride International 6.875% 8/15/20	240,000	287,622
#Samson Investment 144A 10.00% 2/15/20	205,000	218,325
*SandRidge Energy 8.75% 1/15/20	115,000	121,325
Statoil 3.95% 5/15/43	30,000	27,353
Talisman Energy 5.50% 5/15/42	145,000	146,459
Weatherford International 9.625% 3/1/19	70,000	89,909
#Woodside Finance 144A
8.125% 3/1/14	5,000	5,195
8.75% 3/1/19	120,000	153,978
		2,147,708
Finance Companies – 1.75%
#CDP Financial 144A 4.40% 11/25/19	250,000	275,759
General Electric Capital
2.10% 12/11/19	130,000	127,366
4.375% 9/16/20	35,000	37,280
6.00% 8/7/19	150,000	175,044
#•ILFC E-Capital Trust II 144A 6.25% 12/21/65	130,000	120,575
International Lease Finance
5.875% 4/1/19	25,000	26,250
6.25% 5/15/19	53,000	56,180
8.75% 3/15/17	15,000	17,288
PHH 9.25% 3/1/16	70,000	79,450
		915,192
Insurance – 2.07%
•Chubb 6.375% 3/29/67	85,000	92,438
#Highmark 144A
4.75% 5/15/21	40,000	37,953
6.125% 5/15/41	15,000	13,468
*•ING Groep 5.775% 12/29/49	40,000	40,000
#ING US 144A
2.90% 2/15/18	25,000	24,962
5.50% 7/15/22	45,000	48,667
•5.65% 5/15/53	45,000	42,413
#Liberty Mutual Group 144A
4.25% 6/15/23	80,000	78,616
4.95% 5/1/22	65,000	67,479
6.50% 5/1/42	40,000	44,739
MetLife 6.817% 8/15/18	35,000	42,770
#Metropolitan Life Global Funding I 144A 3.00% 1/10/23	320,000	305,540
Prudential Financial
3.875% 1/14/15	60,000	62,609
6.00% 12/1/17	115,000	132,733
•XL Group 6.50% 12/29/49	45,000	44,438
		1,078,825
Natural Gas – 2.61%
El Paso Pipeline Partners Operating 6.50% 4/1/20	80,000	93,537
•Enbridge Energy Partners 8.05% 10/1/37	115,000	130,604
Energy Transfer Partners 9.70% 3/15/19	54,000	70,258
Enterprise Products Operating
4.05% 2/15/22	120,000	124,934
•7.034% 1/15/68	120,000	134,830
9.75% 1/31/14	60,000	62,611
Kinder Morgan Energy Partners
2.65% 2/1/19	5,000	5,034
4.15% 2/1/24	25,000	25,004
9.00% 2/1/19	105,000	135,151

NiSource Finance
3.85% 2/15/23	20,000	19,658
4.80% 2/15/44	40,000	37,220
5.80% 2/1/42	65,000	69,319
Plains All American Pipeline 8.75% 5/1/19	90,000	117,276
#Regency Energy Partners 144A 4.50% 11/1/23	85,000	80,113
Spectra Energy Capital 3.30% 3/15/23	15,000	13,587
Sunoco Logistics Partners Operations 3.45% 1/15/23	60,000	56,438
•TransCanada Pipelines 6.35% 5/15/67	180,000	189,107
		1,364,681
Real Estate – 1.87%
Alexandria Real Estate Equities 3.90% 6/15/23	85,000	81,834
#Corporate Office Properties 144A 3.60% 5/15/23	40,000	37,120
DDR
7.875% 9/1/20	160,000	197,653
9.625% 3/15/16	105,000	125,651
Digital Realty Trust
5.25% 3/15/21	115,000	120,741
5.875% 2/1/20	50,000	54,541
Duke Realty 3.625% 4/15/23	40,000	37,427
National Retail Properties
3.30% 4/15/23	20,000	18,550
3.80% 10/15/22	30,000	29,050
Realty Income 4.65% 8/1/23	55,000	56,438
Regency Centers 5.875% 6/15/17	93,000	103,877
#WEA Finance 144A 4.625% 5/10/21	65,000	68,850
Weingarten Realty Investors 3.50% 4/15/23	45,000	42,105
		973,837
Technology – 2.06%
Agilent Technologies 3.875% 7/15/23	30,000	29,264
Apple 2.40% 5/3/23	110,000	101,125
EMC 2.65% 6/1/20	15,000	14,899
Fidelity National Information Services 3.50% 4/15/23	55,000	50,803
GXS Worldwide 9.75% 6/15/15	120,000	123,525
Microsoft 2.125% 11/15/22	60,000	55,092
National Semiconductor 6.60% 6/15/17	140,000	164,860
NetApp
2.00% 12/15/17	35,000	34,372
3.25% 12/15/22	50,000	46,213
Oracle 2.375% 1/15/19	100,000	100,810
Symantec 4.20% 9/15/20	10,000	10,298
Total System Services
2.375% 6/1/18	10,000	9,736
3.75% 6/1/23	155,000	144,226
#VeriSign 144A 4.625% 5/1/23	195,000	188,175
		1,073,398
Transportation – 1.10%
#Brambles USA 144A 5.35% 4/1/20	115,000	125,331
#ERAC USA Finance 144A 5.25% 10/1/20	215,000	239,368
United Parcel Service 5.125% 4/1/19	180,000	207,268
		571,967
Total Corporate Bonds (cost $21,487,752)		22,050,122

Municipal Bonds – 0.22%
Grand Parkway, Texas Transportation Revenue (Sub Tier Toll) Series B 5.00% 4/1/53	5,000	4,857
Georgia Series D 5.00% 2/1/23	35,000	41,878
Golden State, California Tobacco Securitization Settlement Revenue (Asset-Backed Senior) Series A-1
5.125% 6/1/47	60,000	42,845
5.75% 6/1/47	35,000	27,332
Total Municipal Bonds (cost $127,155)		116,912

Non-Agency Asset-Backed Securities – 2.82%
AEP Texas Central Transition Funding Series 2012-1 A2 1.976% 6/1/21	115,000	113,655
•Ally Master Owner Trust Series 2013-2 A 0.641% 4/15/18	100,000	99,511
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14	100,000	101,556
Bank of America Auto Trust Series 2012-1 A3 0.78% 6/15/16	130,000	130,119
#California Republic Auto Receivables Trust Series 2013-1 144A 1.41% 9/17/18	100,000	99,665
•Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.241% 11/15/19	100,000	98,851
Series 2013-A2 A2 0.371% 2/15/19	125,000	124,523
Citicorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36	300,000	285,077
John Deere Owner Trust Series 2011-A A4 1.96% 4/16/18	70,000	70,737
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	29,082	29,245
Mercedes-Benz Auto Lease Trust Series 2013-A A4 0.72% 12/17/18	50,000	49,790
Mid-State Trust Series 11 A1 4.864% 7/15/38	12,584	13,441
#Navistar Financial Owner Trust Series 2012-A A2 144A 0.85% 3/18/15	43,937	43,955
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.591% 10/15/15	45,000	45,538
#Volvo Financial Equipment Series 2012-1A A4 144A 1.09% 8/15/17	95,000	95,243
World Omni Automobile Lease Securitization Trust Series 2012-A A3 0.93% 11/16/15	70,000	70,017
Total Non-Agency Asset-Backed Securities (cost $1,450,972)		1,470,923

ΔRegional Bonds – 0.96%
Australia – 0.96%
New South Wales Treasury
3.75% 11/20/20	AUD	46,000	51,912
6.00% 3/1/22	AUD	141,000	142,796
Queensland Treasury 4.25% 7/21/23	AUD	37,000	32,070
Victoria Treasury
5.50% 12/17/24	AUD	76,000	74,194
6.00% 10/17/22	AUD	195,000	197,943
Total Regional Bonds (cost $577,647)			498,915

«Senior Secured Loans – 8.03%
Bausch & Lomb Tranche B 4.00% 5/17/19		59,401	59,475
Biomet Tranche B 3.75% 7/25/17		24,813	25,016
Blackboard Tranche B2 6.25% 10/4/18		59,551	60,345
Burlington Coat Factory Tranche B2 4.25% 2/23/17		297,243	299,470
Caesars Entertainment Operating Tranche B6 5.494% 1/28/18		76,645	68,160
Calpine Construction Financial Tranche B 3.00% 5/3/20		150,000	149,222
Chrysler Group Tranche B 4.25% 5/24/17		54,860	55,840
Clear Channel Communications Tranche B 3.65% 1/29/16		62,000	58,263
Compass Investors Tranche B 5.25% 12/27/19		49,750	50,241
DaVita HealthCare Partners
Tranche B 4.50% 10/20/16		59,241	59,277
Tranche B2 4.00% 11/1/19		49,750	50,096
Drillships Financing Holding Tranche B1 6.00% 3/31/21		55,000	55,756
Emdeon 1st Lien 3.75% 11/2/18		108,356	109,169
First Data 1st Lien 4.00% 3/24/17		84,068	84,211
Getty Images Tranche B 4.75% 10/18/19		119,400	119,726
Gray Television 4.75% 10/12/19		48,198	48,695
HCA
Tranche B4 2.75% 5/1/18		500,000	502,344
Tranche B5 1st Lien 2.75% 3/31/17		126,000	126,551
Houghton International
1st Lien 5.25% 12/20/19		194,025	194,995
2nd Lien 9.50% 12/21/20		125,000	127,109
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18		29,624	29,898
Immucor Tranche B2 5.00% 8/19/18		187,782	189,895
Infor US Tranche B2 5.25% 4/5/18		54,044	54,644
Intelsat Jackson Holdings Tranche B1 4.50% 4/2/18		148,998	150,349
Landry's Tranche B 4.75% 4/24/18		49,559	50,241
Level 3 Financing Tranche B 1st Lien 4.75% 8/1/19		50,000	50,443
MultiPlan Tranche B 4.00% 8/18/17		11,551	11,646
Novelis Tranche B 3.50% 3/10/17		49,745	49,982
Nuveen Investments 2nd Lien 6.50% 2/28/19		320,000	321,000
Offshore Group Investment 6.25% 10/25/17		57,750	58,212
OSI Restaurant Partners Tranche B 1st Lien 3.50% 10/26/19		121,875	122,451
PQ Tranche B 4.50% 8/7/17		34,825	35,173
Samson Investment 2nd Lien 6.00% 9/25/18		90,000	91,181
Scientific Games International 4.25% 5/22/20		75,000	74,906
Smart & Final Tranche B 1st Lien 4.50% 11/15/19		121,390	121,732
Truven Health Analytics Tranche Loan B 4.50% 5/23/19		89,325	89,995
Univision Communications
Tranche C1 1st Lien 4.75% 3/1/20		64,726	65,166
Tranche C2 4.75% 3/1/20		99,750	100,329
Valeant Pharmaceuticals Tranche B 4.50% 6/27/20		80,000	81,170
Visant 5.25% 12/22/16		91,461	89,701
Zayo Group Tranche B 1st Lien 4.50% 7/2/19		44,662	45,101
Total Senior Secured Loans (cost $4,153,083)			4,187,176

ΔSovereign Bonds – 1.24%
Australia – 0.10%
Australia Government Bond 4.00% 8/20/20	AUD	31,000	51,372
			51,372
Finland – 0.17%
Finland Government Bond 4.00% 7/4/25	EUR	56,000	88,650
			88,650
Japan – 0.39%
Japan Bank for International Cooperation 3.375% 7/31/23	USD	205,000	202,924
			202,924
Mexico – 0.03%
Mexican Bonos 7.75% 5/29/31	MXN	166,000	14,181
			14,181
Nigeria – 0.05%
Nigeria Government Bond 15.10% 4/27/17	NGN	3,930,000	25,513
			25,513

Poland – 0.23%
Poland Government Bonds
4.00% 10/25/23	PLN	190,000	59,107
5.75% 10/25/21	PLN	176,000	61,869
			120,976
Russia – 0.03%
Russian Eurobond 7.50% 3/31/30	USD	14,155	16,625
			16,625
South Africa – 0.24%
Republic of South Africa
8.00% 12/21/18	ZAR	403,000	42,582
10.50% 12/21/26	ZAR	710,000	85,541
			128,123
Total Sovereign Bonds (cost $675,849)			648,364
Supranational Banks – 0.08%
International Bank for Reconstruction & Development 3.375% 4/30/15	NOK	250,000	43,504
Total Supranational Banks (cost $45,927)			43,504

U.S. Treasury Obligations – 8.48%
U.S. Treasury Bond 2.875% 5/15/43		235,000	202,284
U.S. Treasury Notes
1.375% 7/31/18		1,065,000	1,064,251
1.75% 5/15/23		2,704,000	2,508,171
∞2.75% 11/15/42		775,000	649,971
Total U.S. Treasury Obligations (cost $4,625,189)			4,424,677

		Number of
		Shares
Convertible Preferred Stock – 0.13%
ArcelorMittal 6.00% exercise price $20.61, expiration date 12/21/15		125	2,658
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		1	1,125
#Chesapeake Energy 144A 5.75% exercise price $27.83, expiration date 12/31/49		4	4,290
*Cliffs Natural Resources 7.00% exercise price $35.53, expiration date 2/1/16		225	4,253
*Dominion Resources
6.00% exercise price $65.27, expiration date 7/1/16		30	1,556
6.125% exercise price $65.27, expiration date 4/1/16		30	1,556
Goodyear Tire & Rubber 5.875% exercise price $18.21, expiration date 3/31/14		165	9,182
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49		10	12,552
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16		120	7,084
MetlLife 5.00% exercise price $44.28, expiration date 9/4/13		125	7,133
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49		79	7,585
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49		7	8,140
Total Convertible Preferred Stock (cost $66,409)			67,114

Preferred Stock – 0.42%
Alabama Power 5.625%		1,855	45,744
BB&T 5.85%		1,450	35,743
National Retail Properties 5.70%		1,225	27,207
Public Storage 5.20%		1,200	26,148
US Bancorp
5.15%		1,000	23,330
•6.50%		200	5,388
*Wells Fargo 5.20%		2,400	53,352
Total Preferred Stock (cost $232,044)			216,912

		Principal
		Amount°
Short-Term Investments – 22.45%
Repurchase Agreements – 22.45%
Bank of America 0.03%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price $4,806,812
(collateralized by U.S. Government obligations 0.75%-2.375%
2/28/15-10/31/17; market value $4,902,945)		$4,806,808	4,806,808

BNP Paribas 0.05%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price $6,907,201
(collateralized by U.S. Government obligations 0.25%-4.25%
6/30/14-5/15/23; market value $7,055,592)		6,907,192	6,907,192
Total Short-Term Investments (cost $11,714,000)			11,714,000

Total Value of Securities Before Securities Lending Collateral – 118.03%
(cost $61,027,479)			61,574,884

	Number of
	Shares
**Securities Lending Collateral – 0.17%
Investment Company
Delaware Investments Collateral Fund No. 1	91,099	91,099
Total Securities Lending Collateral (cost $91,099)		91,099

©Total Value of Securities – 118.20%
(cost $61,118,578)		61,665,983
**Obligation to Return Securities Lending Collateral – (0.17%)		(91,099)
«Other Liabilities Net of Receivables and Other Assets – (18.03%)		(9,407,955)
Net Assets Applicable to 5,240,215 Shares Outstanding – 100.00%		$52,166,929

°Principal amount is stated in the currency in which each security is denominated.
✗Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
•Variable rate security. The rate shown is the rate as of July 31, 2013. Interest rates reset periodically.
tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2013, the aggregate value of Rule 144A securities was $7,470,771, which represented 14.32% of the Portfolio’s net assets. See Note 5 in "Notes."
ΦStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at July 31, 2013.
*Fully or partially on loan.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at July 31, 2013.
∞Fully or partially pledged as collateral for futures contracts.
**See Note 4 in “Notes” for additional information on securities lending collateral.
©Includes $84,699 of securities loaned.
«Includes foreign currency valued at $69,372 with a cost of $69,682.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at July 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
BAML	AUD	(509,725)	USD	461,669	8/23/13	$4,194
BAML	EUR	(268,360)	USD	350,255	8/23/13	(6,731)
BAML	JPY	(6,830,225)	USD	68,244	8/23/13	(1,493)
BAML	MXN	464,497	USD	(36,282)	8/23/13	(6)
CITI	AUD	(57,995)	USD	52,520	8/23/13	470
CITI	PLN	(113,203)	USD	34,370	8/23/13	(982)
DB	EUR	(19,565)	USD	26,000	8/23/13	(27)
GSC	GBP	(85,898)	USD	129,670	8/23/13	(983)
GSC	PLN	99,306	USD	(31,090)	8/23/13	(78)
HSBC	EUR	(62,044)	USD	80,968	8/23/13	(1,567)
HSBC	JPY	7,308,450	USD	(73,062)	8/23/13	1,557
JPMC	BRL	(5,343)	USD	2,355	8/23/13	23
JPMC	EUR	121,670	USD	(158,744)	8/23/13	3,108
JPMC	IDR	365,080,406	USD	(35,693)	8/23/13	(557)
MNB	GBP	400	USD	(609)	8/1/13	-
MSC	AUD	93,160	USD	(84,780)	8/23/13	(1,170)
TD	AUD	(73,615)	USD	66,202	8/23/13	133
TD	CAD	51,456	USD	(49,432)	8/23/13	635
TD	GBP	59,900	USD	(90,369)	8/23/13	742
TD	INR	522,157	USD	(8,515)	8/30/13	(8)
TD	JPY	(79,394)	USD	794	8/23/13	(16)
TD	NOK	(322,819)	USD	53,069	8/23/13	(1,675)
TD	ZAR	(578,630)	USD	58,118	8/23/13	(331)
						$(4,762)

Futures Contracts

					Unrealized
Contracts		Notional	Notional		Appreciation
to Buy (Sell)		Cost (Proceeds)	Value	Expiration Date	(Depreciation)
(1)	E-mini S&P 500 Index	$(78,247)	$(84,025)	9/21/13	$(5,778)
1	Long Gilt	175,178	171,420	10/1/13	(3,758)
2	U.S. Treasury Long Bond	(265,145)	(268,125)	10/1/13	(2,980)
		$(168,214)			$(12,516)

Swap Contracts
CDS Contracts2

						Unrealized
	Swap &	Notional		Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
CITI	CDX.NA.HY.20	USD	220,000	5.00%	6/20/18	$(2,774)
DB	CDX.EM.19-V1	USD	290,000	5.00%	6/20/18	(1,663)
	ITRAXX Europe Crossover
JPMC	S19 V1 CDS	EUR	485,000	5.00%	6/20/18	(24,446)
						$(28,883)

Interest Rate Swap Contracts3

			Unrealized
Counterparty &	Notional	Fixed Interest	Floating Interest	Termination	Appreciation
Referenced Obligation	Value	Rate Received	Rate Received	Date	(Depreciation)
BCLY
10 yr Interest Rate Swap	785,000,000	2.83%	0.26%	7/29/23	$(4,094)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes."

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CDX.NA – Credit Default Swap Index North America
CITI – Citigroup Global Markets
DB – Deutsche Bank
EUR – European Monetary Unit
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
HSBC – Hong Kong Shanghai Bank
IDR – Indonesian Rupiah
INR – Indian Rupee
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
MNB – Mellon National Bank
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
MXN – Mexican Peso
NCUA – National Credit Union Administration
NOK – Norwegian Krone
PLN – Polish Zloty
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
TD –Toronto Dominion Bank
USD – United States Dollar
yr – Year
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Core Plus Fixed Income Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon , maturity and type as well as broker/dealer-supplied prices. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (October 31, 2009 – October 31, 2012), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.In regard to foreign taxes only, the Portfolio has open tax years in certain foreign countries it invests in that may date back to the inception of the Portfolio.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2013.

To Be Announced Trades – The Portfolio may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Portfolio's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Portfolio to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Portfolio on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Portfolio reports foreign capital gain taxes and foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Portfolio declares and pays distributions from net investment income and net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute more frequently, if necessary for tax purposes.

2. Investments
At July 31, 2013, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$61,200,370
Aggregate unrealized appreciation	$1,392,070
Aggregate unrealized depreciation	(926,457)
Net unrealized appreciation	$465,613

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at October 31, 2012 will expire as follows: $1,636,504 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$17,293,173	$-	$17,293,173
Corporate Debt	-	26,551,313	-	26,551,313
Municipal Bonds	-	116,912	-	116,912
Foreign Debt	-	1,190,783	-	1,190,783
U.S. Treasury Obligations	-	4,424,677	-	4,424,677
Convertible Preferred Stock[1]	29,721	37,393	-	67,114
Preferred Stock	216,912	-	-	216,912
Short-Term Investments	-	11,714,000	-	11,714,000
Securities Lending Collateral	-	91,099	-	91,099
Total	$246,633	$61,419,350	$-	$61,665,983

Foreign Currency Exchange Contracts	$-	$(4,762)	$-	$(4,762)
Futures Contracts	(12,516)	-	-	(12,516)
Swap Contracts	-	(32,977)	-	(32,977)

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 44.28% and 55.72%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments while Level 2 investments represent matrix-priced investments.

During the period ended July 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Portfolio may use futures in the normal course of pursuing its investment objective. The Portfolio invests in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Portfolio because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts – During the period ended July 31, 2013, the Portfolio entered into options contracts in the normal course of pursuing its investment objective. The Portfolio may buy or write options contracts for any number of reasons, including without limitation: to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Portfolio may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Portfolio buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Portfolio is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options contracts were outstanding at July 31, 2013.

Swap Contracts – The Portfolio may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Portfolio may use interest rate swaps to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by (1) having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended July 31, 2013, the Portfolio entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS contracts may involve greater risks than if the Portfolio had invested in the reference obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Portfolio’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall.

At July 31, 2013, the value of the securities on loan was $84,699, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2013, the value of invested collateral was $91,099. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
The Portfolio may invest a portion of its net assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the 15% limit on investments in illiquid securities. As of July 31, 2013, no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2013 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Emerging Markets Portfolio

July 31, 2013

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 92.11%
Brazil – 6.97%
CCR	804,400	$6,368,829
Cielo	250,229	6,176,379
CPFL Energia	376,080	3,487,632
Diagnosticos da America	311,200	1,656,729
EcoRodovias Infraestrutura e Logistica	606,700	4,286,974
Transmissora Alianca de Energia Eletrica	245,800	2,473,642
Vale ADR	133,000	1,824,760
		26,274,945
Chile – 3.51%
Banco Santander ADR	142,070	3,205,099
Cia Cervecerias Unidas	137,235	1,854,816
Enersis ADR	454,700	6,911,440
#Inversiones Aguas Metropolitan 144A ADR	33,100	1,247,552
		13,218,907
■China – 18.82%
Beijing Enterprises Holdings	573,499	3,834,222
Belle International Holdings	4,493,515	6,489,332
China BlueChemical Class H	4,831,000	2,230,056
China Gas Holdings	1,957,331	2,213,399
China Mobile	1,342,500	14,281,178
China Resources Power Holdings	2,416,000	5,626,139
China Shenhua Energy Class H	1,226,500	3,542,512
*Golden Eagle Retail Group	1,548,000	2,275,473
Hengan International Group	553,500	6,080,692
Huabao International Holdings	4,804,000	2,068,927
Jiangsu Expressway Class H	4,614,000	4,795,219
*Mindray Medical International ADR	190,100	7,784,595
Sands China	1,802,400	9,749,424
		70,971,168
Colombia – 0.45%
BanColombia ADR	29,400	1,689,030
		1,689,030
India – 6.95%
Axis Bank	260,894	4,435,262
GAIL India	227,897	1,127,969
Housing Development Finance	465,627	6,124,577
Larsen & Toubro	453,820	6,317,535
Lupin	158,146	2,263,888
Rural Electrification	1,239,672	3,228,790
Tata Motors	570,413	2,722,948
		26,220,969
Indonesia – 8.38%
Astra International	7,984,000	5,049,477
Bank Mandiri	8,213,500	7,112,639
Bank Rakyat Indonesia	13,837,000	11,107,298
Perusahaan Gas Negara	14,507,500	8,328,314
		31,597,728
Kazakhstan – 0.68%
KazMunaiGas Exploration Production GDR	175,748	2,578,223
		2,578,223

Malaysia – 1.79%
AMMB Holdings	1,687,100	4,068,995
Malayan Banking	849,900	2,685,962
		6,754,957
Mexico – 9.59%
America Movil ADR	231,900	4,865,262
Compartamos	2,603,000	4,707,274
Fibra Uno Administracion	2,373,200	7,580,150
Grupo Aeroportuario del Pacifico ADR	35,700	1,864,611
†Grupo Financiero Santander Mexico Class B ADR	697,800	10,062,275
Grupo Mexico Class B	1,642,744	5,042,548
Kimberly-Clark de Mexico Class A	616,200	2,030,893
		36,153,013
Peru – 2.22%
Credicorp	70,330	8,354,501
		8,354,501
Philippines – 2.05%
Philippine Long Distance Telephone ADR	109,600	7,724,608
		7,724,608
Republic of Korea – 6.64%
Hyundai Mobis	48,908	11,925,596
Kangwon Land	136,350	3,470,330
Samsung Electronics	8,476	9,654,961
		25,050,887
Russia – 3.96%
Gazprom ADR	994,071	7,704,051
Sberbank of Russia ADR	627,180	7,231,385
		14,935,436
South Africa – 4.23%
Bidvest Group	119,109	2,945,702
*Clicks Group	296,739	1,726,468
Life Healthcare Group Holdings	494,964	1,806,127
SABMiller	143,670	7,019,161
Tiger Brands	78,770	2,459,142
		15,956,600
Taiwan – 3.27%
Quanta Computer	925,000	2,152,525
Taiwan Semiconductor Manufacturing	2,682,588	9,167,037
Wistron	1,074,292	1,024,329
		12,343,891
Thailand – 3.94%
Kasikornbank Foreign	178,754	1,069,322
Kasikornbank NVDR	720,100	4,204,039
PTT	904,600	9,578,458
		14,851,819
Turkey – 6.04%
Tofas Turk Otomobil Fabrikasi	316,021	2,096,257
Tupras Turkiye Petrol Rafinerileri	404,982	8,654,892
Turk Telekomunikasyon	2,224,295	8,014,443
Turkiye Garanti Bankasi	1,022,143	3,999,506
		22,765,098
United States – 2.62%
Yum! Brands	135,400	9,873,368
		9,873,368
Total Common Stock (cost $342,789,968)		347,315,148

Preferred Stock – 5.14%
Brazil – 4.44%
AmBev ADR	152,400	5,757,672
Petroleo Brasiliero	825,700	5,921,412
Vale ADR	410,800	5,056,948
		16,736,032

Republic of Korea – 0.70%
Hyundai Motor	27,989	2,652,691
		2,652,691
Total Preferred Stock (cost $23,820,658)		19,388,723

	Principal
	Amount
Short-Term Investments – 2.56%
≠Discount Notes – 1.64%
Fannie Mae 0.06% 9/16/13	$1,315,355	1,315,338
Federal Home Loan Bank
0.045% 10/18/13	680,458	680,429
0.045% 10/23/13	1,167,667	1,167,613
0.055% 8/12/13	496,877	496,875
0.06% 8/14/13	1,319,907	1,319,902
0.06% 8/16/13	433,543	433,541
0.06% 8/21/13	548,788	548,785
0.08% 8/30/13	243,890	243,888
		6,206,371
Repurchase Agreements – 0.58%
Bank of America 0.03%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price $892,096
(collateralized by U.S. Government obligations 0.75%-2.375%
2/28/15-10/31/17; market value $909,937)	892,095	892,095

BNP Paribas 0.05%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price $1,281,907
(collateralized by U.S. Government obligations 0.25%-4.25%
6/30/14-5/15/23; market value $1,309,447)	1,281,905	1,281,905
		2,174,000
≠U.S. Treasury Obligations – 0.34%
U.S. Treasury Bills
0.0275% 10/24/13	616,860	616,824
0.05% 9/26/13	671,515	671,486
		1,288,310
Total Short-Term Investments (cost $9,668,397)		9,668,681

Total Value of Securities Before Securities Lending Collateral – 99.81%
(cost $376,279,023)		376,372,552

	Number of
	Shares
**Securities Lending Collateral – 0.56%
Investment Company
Delaware Investments Collateral Fund No. 1	2,124,961	2,124,961
Total Securities Lending Collateral (cost $2,124,961)		2,124,961

©Total Value of Securities – 100.37%
(cost $378,403,984)		378,497,513
**Obligation to Return Securities Lending Collateral – (0.56%)		(2,124,961)
«Receivables and Other Assets Net of Other Liabilities – 0.19%		718,640
Net Assets Applicable to 39,352,629 Shares Outstanding – 100.00%		$377,091,192

ΔSecurities have been classified by country of origin.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2013, the aggregate value of Rule 144A securities was $1,247,552 which represented 0.33% of the Portfolio’s net assets. See Note 5 in "Notes."
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
*Fully or partially on loan.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes” for additional information on securities lending collateral.
©Includes $2,048,765 of securities loaned.
«Includes foreign currency valued at $555,208 with a cost of $556,380.

The following foreign currency exchange contracts were outstanding at July 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	BRL	(126,855)	USD	55,624	8/1/13	$(38)
MNB	KRW	469,313,537	USD	(419,986)	8/1/13	(2,363)
MNB	MXN	(4,037,447)	USD	316,774	8/1/13	732
MNB	MYR	291,062	USD	(90,371)	8/1/13	(722)
MNB	MYR	489,725	USD	(150,917)	8/2/13	(88)
MNB	MYR	1,329,333	USD	(410,719)	8/5/13	(1,374)
MNB	TRY	(460,324)	USD	238,436	8/1/13	860
						$(2,993)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
BRL – Brazilian Real
GDR – Global Depositary Receipt
KRW – Korean Won
MNB – Mellon National Bank
MXN – Mexican Peso
MYR – Malaysian Ringgit
NVDR – Non-Voting Depositary Receipt
TRY – Turkish Lira
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust -The Emerging Markets Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (Oct. 31, 2009 – Oct. 31, 2012), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. In regard to foreign taxes only, the Portfolio has open tax years in certain foreign countries it invests in that may date back to the inception of the Portfolio.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2013.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio generally bifurcates that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports foreign capital gain taxes and foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Reimbursement Fees -The Emerging Markets Portfolio may charge a 0.55% purchase reimbursement fee and a 0.55% redemption reimbursement fee. These fees are designed to reflect an approximation of the brokerage and other transaction costs associated with the investment of an investor’s purchase amount or the disposition of assets to meet redemptions, and to limit the extent to which the Portfolio (and, indirectly, the Portfolio’s existing shareholders) would have to bear such costs. These fees are accounted for as an addition to paid-in capital for the Portfolio in the statements of changes in net assets.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays distributions from net investment income and net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute more frequently, if necessary for tax purposes.

2. Investments
At July 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$379,864,124
Aggregate unrealized appreciation	$42,754,880
Aggregate unrealized depreciation	(44,121,491)
Net unrealized depreciation	$(1,366,611)

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$346,067,596	$1,247,552	$-	$347,315,148
Preferred Stock	19,388,723	-	-	19,388,723
Short-Term Investments	-	9,668,681	-	9,668,681
Securities Lending Collateral	-	2,124,961	-	2,124,961
Total	$365,456,319	$13,041,194	$-	$378,497,513

Foreign Currency Exchange Contracts	$-	$(2,993)	$-	$(2,993)

During the period ended July 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim or end of period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Portfolio's net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

At July 31, 2013, the value of securities on loan was $2,048,765, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2013, the value of invested collateral was $2,124,961. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2013, no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedure. Rule 144A securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2013 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust - The Emerging Markets Portfolio II

July 31, 2013

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 98.32%
Argentina – 0.59%
*Cresud ADR	8,100	$60,264
*IRSA Inversiones y Representaciones ADR	4,000	31,120
YPF ADR	8,000	131,440
		222,824
Bahrain – 0.04%
#Aluminum Bahrain 144A GDR	1,800	13,130
		13,130
Brazil – 17.55%
All America Latina Logistica	36,422	140,988
†B2W Cia Global do Varejo	50,000	235,242
Banco Bradesco ADR	7,373	90,098
Banco do Brasil	38,500	387,619
Banco Santander Brasil ADR	48,000	288,960
†BB Seguridade Participacoes	16,900	136,772
Brasil Foods ADR	16,900	362,167
*Braskem ADR	12,800	196,864
Centrais Eletricas Brasileiras ADR	21,300	43,239
*Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	2,300	102,603
Cyrela Brazil Realty Empreendimentos e Participacoes	15,780	112,403
†*Fibria Celulose ADR	41,000	454,280
Gerdau	11,700	64,444
Gerdau ADR	13,000	82,420
†*Gol Linhas Aereas Inteligentes ADR	45,200	160,460
Hypermarcas	78,500	573,289
Itau Unibanco Holding ADR	55,000	701,250
Petroleo Brasileiro ADR	53,200	725,648
Santos Brasil Participacoes	5,900	66,160
Telefonica Brasil ADR	3,255	69,885
Tim Participacoes ADR	70,000	1,313,901
*Vale ADR	21,600	296,352
		6,605,044
China/Hong Kong – 16.58%
†Baidu ADR	15,000	1,984,651
Bank of China	612,000	256,466
China Construction Bank	299,590	223,667
China Mengniu Dairy	67,000	268,245
China Mobile ADR	7,200	381,024
*China Petroleum & Chemical ADR	3,770	280,073
China Telecom	492,000	245,512
China Unicom Hong Kong ADR	18,000	263,340
CNOOC ADR	1,600	287,744
Industrial & Commercial Bank of China	599,999	394,563
PetroChina ADR	1,700	198,186
†SINA	2,000	137,940
†Sohu.com	14,800	924,556
†Tianjin Development Holdings	190,000	106,571
Tingyi Cayman Islands Holding	42,000	103,871
Tsingtao Brewery Class H	24,000	183,356
		6,239,765
India – 7.51%
Cairn India	74,000	358,904
ICICI Bank ADR	2,600	85,228
#Reliance Industries GDR 144A	55,000	1,576,850
Steel Authority of India	49,589	33,980
Tata Chemicals	62,463	265,125
Ultratech Cement	2,784	84,023
United Spirits	10,793	422,959
		2,827,069

Indonesia – 0.60%
Tambang Batubara Bukit Asam Persero	118,500	114,724
United Tractors	67,106	109,694
		224,418
Israel – 2.11%
Teva Pharmaceutical Industries ADR	20,000	794,000
		794,000
Malaysia – 0.78%
UEM Land Holdings	356,100	293,962
		293,962
Mexico – 7.71%
America Movil Class L ADR	11,000	230,780
Cemex ADR	65,007	748,231
†*Desarrolladora Homex ADR	18,700	32,351
†*Empresas ICA ADR	27,200	228,752
Fomento Economico Mexicano ADR	2,500	248,725
Grupo Financiero Banorte	24,300	153,272
†Grupo Financiero Santander Mexico Class B ADR	19,400	279,748
Grupo Televisa ADR	30,000	812,999
Wal-Mart de Mexico	61,629	168,623
		2,903,481
Peru – 0.16%
Cia de Minas Buenaventura ADR	4,300	61,490
		61,490
Poland – 1.66%
Jastrzebska Spolka Weglowa	2,926	61,315
Polski Koncern Naftowy Orlen	8,460	114,968
Powszechna Kasa Oszczednosci Bank Polski	13,921	161,968
Telekomunikacja Polska	120,000	285,241
		623,492
Republic of Korea – 18.65%
KB Financial Group ADR	28,000	885,360
KCC	1,455	451,896
KT ADR	28,300	453,366
KT&G	5,530	372,538
*LG Display ADR	17,800	220,542
LG Electronics	5,107	331,316
†LG Uplus	28,207	343,896
Lotte Chilsung Beverage	425	557,110
Lotte Confectionery	257	362,732
Samsung Electronics	1,267	1,443,232
Samsung Life Insurance	4,270	408,494
*SK Telecom ADR	55,000	1,187,450
		7,017,932
Russia – 6.72%
Gazprom ADR	50,000	387,500
LUKOIL ADR	3,400	202,164
LUKOIL ADR (London International Exchange)	3,600	212,400
*MegaFon GDR	14,100	447,674
Mobile Telesystems ADR	19,400	378,106
Rosneft GDR	52,800	373,824
=Sberbank	141,095	407,574
VTB Bank	16,155,925	22,842
*VTB Bank GDR	33,800	95,519
		2,527,603
South Africa – 2.51%
†*Anglo American Platinum	1,687	59,919
†*ArcelorMittal South Africa	27,354	92,717
Impala Platinum Holdings	4,413	43,389
Sasol ADR	5,200	239,772
Standard Bank Group	27,267	305,430
*Vodacom Group	17,262	204,207
		945,434
Spain – 1.31%
†Cemex Latam Holdings	61,058	493,040
		493,040
Taiwan – 3.76%
Hon Hai Precision Industry	228,413	592,450
Taiwan Semiconductor Manufacturing	95,000	324,637
Taiwan Semiconductor Manufacturing ADR	12,800	217,344
United Microelectronics	634,000	282,177
		1,416,608

Thailand – 1.60%
Bangkok Bank	37,099	243,292
PTT	27,160	287,586
PTT Exploration & Production	14,571	72,715
		603,593
Turkey – 1.66%
Anadolu Efes Biracilik ve Malt Sanayii	19,910	274,415
Turkcell Iletisim Hizmetleri ADR	20,600	300,554
Turkiye Sise ve Cam Fabrikalari	34,200	49,079
		624,048
United Kingdom – 0.29%
Anglo American ADR	8,400	89,653
†#=Etalon Group GDR 144A	4,800	19,152
		108,805
United States – 6.53%
Archer-Daniels-Midland	11,900	433,993
Avon Products	16,300	372,618
Bunge	3,500	266,035
†SunEdison	8,100	81,648
†Yahoo	46,400	1,303,376
		2,457,670
Total Common Stock (cost $37,459,160)		37,003,408

Preferred Stock– 1.16%
Republic of Korea – 1.16%
LG Electronics	17,861	436,313
Total Preferred Stock (cost $307,186)		436,313

	Principal
	Amount (U.S. $)
Short-Term Investments– 0.66%
Repurchase Agreements – 0.66%
Bank of America 0.03%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price $101,766
(collateralized by U.S. Government obligations 0.75%-2.375%
2/28/15-10/31/17; market value $103,801)	$101,766	101,766

BNP Paribas 0.05%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price $146,234
(collateralized by U.S. Government obligations 0.25%-4.25%
6/30/14-5/15/23; market value $149,376)	146,234	146,234
Total Short-Term Investments (cost $248,000)		248,000

Total Value of Securities Before Securities Lending Collateral – 100.14%
(cost $38,014,346)		37,687,721

	Number of
	Shares
**Securities Lending Collateral – 5.31%
Investment Companies
Delaware Investments Collateral Fund No. 1	2,000,000	2,000,000
Total Securities Lending Collateral (cost $2,000,000)		2,000,000

©Total Value of Securities – 105.45%
(cost $40,014,346)		39,687,721
**Obligation to Return Securities Lending Collateral – (5.31%)		(2,000,000)
«Other Liabilities Net of Receivables and Other Assets – (0.14%)		(51,774)
Net Assets Applicable to 4,343,090 Shares Outstanding – 100.00%		$37,635,947

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2013, the aggregate value of Rule 144A securities was $1,609,132, which represented 4.28% of Portfolio’s net assets. See Note 5 in “Notes.”
†Non income producing security.
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At July 31, 2013, the aggregate value of fair valued securities was $426,726, which represented 1.13% of the Portfolio’s net assets. See Note 1 in "Notes."
**See Note 4 in "Notes” for additional information on securities lending collateral.
©Includes $1,947,666 of securities loaned.
«Includes foreign currency valued at $4,976 with a cost of $5,001.

The following foreign currency exchange contracts were outstanding at July 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contract to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	BRL	103,212	USD	(45,518)	8/1/13	$(230)
MNB	BRL	57,758	USD	(25,386)	8/2/13	(49)
						$(279)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
BRL – Brazilian Real
GDR – Global Depositary Receipt
MNB – Mellon National Bank
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The Emerging Markets Portfolio II (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (October 31, 2009 - October 31, 2012), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. In regard to foreign taxes only, the Portfolio has open tax years in certain foreign countries it invests in that may date back to the inception of the Portfolio.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2013.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports foreign capital gain taxes and foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Portfolio may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At July 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$40,018,389
Aggregate unrealized appreciation	$4,725,480
Aggregate unrealized depreciation	(4,394,812)
Net unrealized depreciation	$(330,668)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$153,461	$41,614

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock[1]	$36,473,900	$510,356	$19,152	$37,003,408
Preferred Stock	436,313	-	-	436,313
Short-Term Investments	-	248,000	-	248,000
Securities Lending Collateral	-	2,000,000	-	2,000,000
Total	$36,910,213	$2,758,356	$19,152	$39,687,721

Foreign Currency Exchange Contracts	$-	$(279)	$-	$(279)

1Security type is valued across multiple levels. The amounts attributed to Level 2 investments and Level 3 investments each represent less than 1% of the total market value of this security type.

During the period ended July 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

At July 31, 2013, the value of securities on loan was $1,947,666, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2013, the value of invested collateral was $2,000,000. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2013, no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2013 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Focus Smid-Cap Growth Equity Portfolio

July 31, 2013

	Number of
	Shares	Value
Common Stock– 95.43%
Consumer Discretionary – 18.32%
DineEquity	43,150	$3,006,260
Dunkin' Brands Group	15,475	668,520
Gentex	47,450	1,071,421
Interval Leisure Group	60,675	1,305,119
†K12	88,525	2,753,128
†Sally Beauty Holdings	76,800	2,343,168
†Ulta Salon Cosmetics & Fragrance	7,600	766,840
		11,914,456
Energy – 5.74%
Core Laboratories	24,975	3,736,260
		3,736,260
Financials – 20.28%
†Affiliated Managers Group	21,850	3,940,648
CommonWealth REIT	56,100	1,294,227
Heartland Payment Systems	79,300	2,958,683
†IntercontinentalExchange	10,625	1,938,531
†MSCI	87,200	3,056,360
		13,188,449
Healthcare – 11.51%
†ABIOMED	84,825	2,127,411
†athenahealth	10,350	1,158,683
Perrigo	11,275	1,402,497
Techne	37,925	2,796,589
		7,485,180
Producer Durables – 11.15%
Expeditors International of Washington	60,875	2,454,480
Graco	44,850	3,129,633
Ritchie Bros Auctioneers	86,700	1,668,975
		7,253,088
Technology – 22.68%
Blackbaud	67,000	2,351,030
†NeuStar Class A	62,000	3,476,960
NIC	77,650	1,430,313
†SBA Communications Class A	39,925	2,958,043
†VeriFone Systems	95,300	1,817,371
†VeriSign	56,750	2,714,920
		14,748,637
Utilities – 5.75%
j2 Global	81,700	3,739,409
		3,739,409
Total Common Stock (cost $49,836,433)		62,065,479

	Principal
	Amount
Short-Term Investments– 5.75%
≠Discount Notes – 2.79%
Fannie Mae 0.06% 9/16/13	$263,957	263,954
Federal Home Loan Bank
0.045% 10/18/13	292,677	292,664
0.045% 10/23/13	502,234	502,211
0.055% 8/12/13	92,573	92,572
0.06% 8/14/13	354,825	354,823
0.06% 8/16/13	116,547	116,547
0.06% 8/21/13	147,528	147,527
0.08% 8/30/13	45,439	45,439
		1,815,737

Repurchase Agreements – 2.53%
Bank of America 0.03%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price $674,612
(collateralized by U.S. government obligations 0.75%-2.375%
2/28/15-10/31/17; market value $688,103)	674,611	674,611

BNP Paribas 0.05%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price $969,390
(collateralized by U.S. government obligations 0.25%-4.25%
6/30/14-5/15/23; market value $990,216)	969,389	969,389
		1,644,000
≠U.S. Treasury Obligations – 0.43%
United States Treasury Bills
0.028% 10/24/13	233,157	233,144
0.05% 9/26/13	43,887	43,885
		277,029
Total Short-Term Investments (cost $3,736,684)		3,736,766

Total Market Value of Securities – 101.18%
(cost $53,573,117)		65,802,245
Liabilities Net of Receivables and Other Assets – (1.18%)		(764,299)
Net Assets Applicable to 3,412,653 Shares Outstanding – 100.00%		$65,037,946

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Focus Smid-Cap Growth Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (October 31, 2009–October 31, 2012), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. In regard to foreign taxes only, the Portfolio has open tax years in certain foreign countries it invests in that may date back to the inception of the Portfolio.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2013.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute more frequently, if necessary for tax purposes.

2. Investments
At July 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$54,088,643
Aggregate unrealized appreciation	$13,415,312
Aggregate unrealized depreciation	(1,701,710)
Net unrealized appreciation	$11,713,602

For federal income tax purposes, at October 31, 2012, capital loss carryforwards of $383,913 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2013:

	Level 1	Level 2	Total
Common Stock	$62,065,479	$-	$62,065,479
Short-Term Investments	-	3,736,766	3,736,766
Total	$62,065,479	$3,736,766	$62,802,245

During the period ended July 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Securities Lending

The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. During the period ended July 31, 2013, the Portfolio had no securities out on loan.

4. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines. Because the Portfolio expects to hold a concentrated portfolio of a limited number of securities, the Portfolio’s risk is increased because each investment has a greater effect on the Portfolio’s overall performance.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2013 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The High-Yield Bond Portfolio

July 31, 2013

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Convertible Bonds – 0.59%
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	$515,000	$572,938
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	82,000	181,220
Total Convertible Bonds (cost $762,810)		754,158

Corporate Bonds – 89.28%
Automobiles – 3.69%
American Axle & Manufacturing 7.75% 11/15/19	328,000	373,100
#Chassix 144A 9.25% 8/1/18	325,000	340,438
Chrysler Group 8.25% 6/15/21	1,160,000	1,296,299
Dana Holding 5.375% 9/15/21	295,000	297,213
#International Automotive Components Group 144A 9.125% 6/1/18	701,000	711,514
#Jaguar Land Rover Automotive 144A
5.625% 2/1/23	150,000	147,750
8.125% 5/15/21	525,000	584,063
#LKQ 144A 4.75% 5/15/23	570,000	547,913
Meritor
6.75% 6/15/21	265,000	265,000
10.625% 3/15/18	125,000	136,875
		4,700,165
Banking – 2.27%
•Bank of America 5.20% 12/29/49	400,000	362,000
Barclays Bank 7.625% 11/21/22	560,000	558,600
•Fifth Third Bancorp 5.10% 12/31/49	295,000	279,513
#•HBOS Capital Funding 144A 6.071% 6/29/49	1,369,000	1,321,085
•JPMorgan Chase 6.00% 12/29/49	380,000	374,775
		2,895,973
Basic Industry – 10.45%
AK Steel 7.625% 5/15/20	262,000	224,010
#APERAM 144A 7.75% 4/1/18	220,000	209,000
ArcelorMittal 6.125% 6/1/18	1,189,000	1,252,908
#Builders FirstSource 144A 7.625% 6/1/21	628,000	635,850
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	368,000	403,880
#Essar Steel Algoma 144A 9.375% 3/15/15	305,000	294,706
#*FMG Resources August 2006 144A
6.875% 2/1/18	106,000	108,518
6.875% 4/1/22	932,000	926,174
#FQM Akubra 144A 8.75% 6/1/20	528,000	557,040
HD Supply 11.50% 7/15/20	550,000	653,813
Headwaters 7.625% 4/1/19	391,000	423,746
#JMC Steel Group 144A 8.25% 3/15/18	586,000	586,000
#Orion Engineered Carbons Bondco 144A 9.625% 6/15/18	350,000	390,250
#LSB Industries 144A 7.75% 8/1/19	295,000	295,000
#Masonite International 144A 8.25% 4/15/21	642,000	702,990
#New Gold 144A 6.25% 11/15/22	564,000	538,620
Norcraft Finance 10.50% 12/15/15	279,000	290,509
Nortek 8.50% 4/15/21	442,000	480,675
Peabody Energy 6.25% 11/15/21	310,000	305,350
#Perstorp Holding 144A 8.75% 5/15/17	600,000	621,000
Rockwood Specialties Group 4.625% 10/15/20	673,000	686,460

#Ryerson 144A
9.00% 10/15/17	317,000	330,869
11.25% 10/15/18	135,000	138,375
#Sappi Papier Holding 144A
6.625% 4/15/21	311,000	302,448
8.375% 6/15/19	400,000	424,500
#Taminco Global Chemical 144A 9.75% 3/31/20	430,000	486,975
#TPC Group 144A 8.75% 12/15/20	665,000	701,575
#US Coatings Acquisition 144A 7.375% 5/1/21	345,000	358,800
		13,330,041
Capital Goods – 5.45%
#Ardagh Packaging Finance 144A 7.00% 11/15/20	740,000	730,750
Berry Plastics 9.75% 1/15/21	255,000	299,625
#BOE Intermediate Holding PIK 144A 9.00% 11/1/17	230,000	235,750
#BOE Merger PIK 144A 9.50% 11/1/17	593,000	628,580
#Consolidated Container 144A 10.125% 7/15/20	471,000	494,550
#Crown Americas 144A 4.50% 1/15/23	45,000	42,188
Kratos Defense & Security Solutions 10.00% 6/1/17	401,000	435,085
#Milacron 144A 7.75% 2/15/21	490,000	502,250
Mueller Water Products 7.375% 6/1/17	315,000	324,844
Reynolds Group Issuer
5.75% 10/15/20	445,000	453,900
8.25% 2/15/21	285,000	291,056
9.00% 4/15/19	184,000	192,280
9.875% 8/15/19	690,000	748,649
#Sealed Air 144A 8.375% 9/15/21	372,000	424,080
#Silver II Borrower 144A 7.75% 12/15/20	550,000	578,875
#TransDigm 144A 7.50% 7/15/21	535,000	568,438
		6,950,900
Consumer Cyclical – 7.31%
#Bon-Ton Department Stores 144A 8.00% 6/15/21	630,000	650,475
Burlington Coat Factory Warehouse 10.00% 2/15/19	564,000	633,090
#Burlington Holdings PIK 144A 9.00% 2/15/18	315,000	326,813
#CDR DB Sub 144A 7.75% 10/15/20	757,000	773,086
Dave & Buster's
#^144A 8.91% 2/15/16	697,000	547,145
11.00% 6/1/18	481,000	536,315
Express 8.75% 3/1/18	270,000	290,925
#Landry's 144A 9.375% 5/1/20	722,000	785,174
#Michaels FinCo Holdings PIK 144A 7.50% 8/1/18	435,000	441,525
Michaels Stores 11.375% 11/1/16	98,000	102,411
Pantry 8.375% 8/1/20	554,000	601,090
#Party City Holdings 144A 8.875% 8/1/20	593,000	652,300
Quiksilver
6.875% 4/15/15	608,000	611,806
#144A 7.875% 8/1/18	665,000	698,250
#*Rite Aid 144A 6.75% 6/15/21	665,000	669,988
#Tempur Sealy International 144A 6.875% 12/15/20	425,000	452,625
#Wok Acquisition 144A 10.25% 6/30/20	494,000	555,750
		9,328,768
Consumer Non-Cyclical – 3.26%
Alphabet Holding PIK 7.75% 11/1/17	215,000	223,063
B&G Foods 4.625% 6/1/21	415,000	402,031
#Barry Callebaut Services 144A 5.50% 6/15/23	430,000	445,050
Constellation Brands
3.75% 5/1/21	95,000	89,063
4.25% 5/1/23	360,000	340,200
Del Monte 7.625% 2/15/19	451,000	473,550
#ESAL 144A 6.25% 2/5/23	200,000	184,500
#Heinz (H.J.) Finance 144A 7.125% 8/1/39	275,000	288,063
#JBS USA 144A 8.25% 2/1/20	486,000	517,589
Smithfield Foods 6.625% 8/15/22	180,000	190,800

#Spectrum Brands Escrow 144A
6.375% 11/15/20	103,000	109,695
6.625% 11/15/22	416,000	446,160
#Sun Merger Sub 144A 5.25% 8/1/18	180,000	180,900
Visant 10.00% 10/1/17	278,000	264,100
		4,154,764
Energy – 12.51%
AmeriGas Finance 7.00% 5/20/22	708,000	757,559
AmeriGas Partners 6.50% 5/20/21	9,000	9,405
Antero Resources Finance 6.00% 12/1/20	550,000	555,500
Approach Resources 7.00% 6/15/21	265,000	268,975
Calumet Specialty Products Partners 9.375% 5/1/19	1,088,000	1,194,079
Chaparral Energy
7.625% 11/15/22	267,000	274,343
8.25% 9/1/21	312,000	331,500
CHC Helicopter 9.375% 6/1/21	285,000	284,288
Chesapeake Energy
5.375% 6/15/21	110,000	110,000
5.75% 3/15/23	210,000	212,100
6.125% 2/15/21	95,000	101,175
6.625% 8/15/20	480,000	523,200
Comstock Resources 7.75% 4/1/19	484,000	500,940
Crosstex Energy
7.125% 6/1/22	283,000	293,613
8.875% 2/15/18	258,000	276,060
#Drill Rigs Holdings 144A 6.50% 10/1/17	584,000	597,140
#Exterran Partners 144A 6.00% 4/1/21	590,000	601,800
Genesis Energy 5.75% 2/15/21	665,000	660,013
Halcon Resources 8.875% 5/15/21	559,000	567,385
#Hercules Offshore 144A
8.75% 7/15/21	175,000	183,969
10.50% 10/15/17	697,000	744,047
Kodiak Oil & Gas
#*144A 5.50% 1/15/21	175,000	176,531
8.125% 12/1/19	442,000	487,305
Laredo Petroleum
7.375% 5/1/22	136,000	144,160
9.50% 2/15/19	512,000	570,880
Linn Energy
6.50% 5/15/19	84,000	82,110
8.625% 4/15/20	334,000	349,030
#Midstates Petroleum 144A 9.25% 6/1/21	560,000	550,900
Northern Oil and Gas 8.00% 6/1/20	580,000	598,850
#Offshore Group Investment 144A 7.125% 4/1/23	270,000	272,025
#PDC Energy 144A 7.75% 10/15/22	535,000	569,775
Pioneer Drilling 9.875% 3/15/18	556,000	604,650
Range Resources 5.00% 8/15/22	505,000	512,575
Rosetta Resources 5.625% 5/1/21	345,000	345,431
#Samson Investment 144A 10.00% 2/15/20	426,000	453,690
SandRidge Energy
7.50% 3/15/21	106,000	105,470
8.125% 10/15/22	681,000	694,620
8.75% 1/15/20	114,000	120,270
#Targa Resources Partners 144A 4.25% 11/15/23	295,000	272,138
		15,957,501
Financials – 2.01%
E Trade Financial 6.375% 11/15/19	770,000	821,975
#•ILFC E-Capital Trust I 144A 4.96% 12/21/65	350,000	301,000
#•ILFC E-Capital Trust II 144A 6.25% 12/21/65	250,000	231,875
International Lease Finance 4.625% 4/15/21	265,000	254,566
#Nuveen Investments 144A 9.50% 10/15/20	944,000	960,520
		2,569,936

Healthcare – 6.51%
Air Medical Group Holdings 9.25% 11/1/18	352,000	385,440
#Alere 144A
6.50% 6/15/20	360,000	369,450
7.25% 7/1/18	255,000	277,950
Biomet 6.50% 10/1/20	575,000	592,969
Community Health Systems
7.125% 7/15/20	333,000	341,325
8.00% 11/15/19	386,000	409,643
#Envision Healthcare Holding PIK 144A 9.25% 10/1/17	284,000	291,455
HCA Holdings
6.25% 2/15/21	429,000	446,160
7.75% 5/15/21	135,000	147,150
Immucor 11.125% 8/15/19	442,000	488,410
Kinetic Concepts 10.50% 11/1/18	423,000	467,415
#MPH Intermediate Holding 2 PIK 144A 8.375% 8/1/18	295,000	302,375
#MultiPlan 144A 9.875% 9/1/18	604,000	671,949
Radnet Management 10.375% 4/1/18	328,000	350,550
#Renaissance Acquisition 144A 6.875% 8/15/21	75,000	74,813
#Service Corp International 144A 5.375% 1/15/22	620,000	625,425
#Sky Growth Acquisition 144A 7.375% 10/15/20	871,000	910,194
#STHI Holding 144A 8.00% 3/15/18	449,000	487,165
#Truven Health Analytics 144A 10.625% 6/1/20	218,000	239,800
#Valeant Pharmaceuticals International 144A 6.375% 10/15/20	291,000	301,913
#VPII Escrow 144A 6.75% 8/15/18	110,000	116,600
		8,298,151
Insurance – 3.80%
•American International Group 8.175% 5/15/58	712,000	873,980
#HUB International 144A 8.125% 10/15/18	655,000	699,213
*•ING Groep 5.775% 12/29/49	1,170,000	1,169,999
#•Liberty Mutual Group 144A 7.00% 3/15/37	575,000	596,563
#Onex USI Acquisition 144A 7.75% 1/15/21	585,000	590,850
•XL Group 6.50% 12/29/49	925,000	913,438
		4,844,043
Media – 7.74%
AMC Networks 4.75% 12/15/22	260,000	253,500
CCO Holdings 5.25% 9/30/22	484,000	453,750
#Cequel Communications Holdings I 144A 6.375% 9/15/20	446,000	462,725
Clear Channel Communications 9.00% 3/1/21	937,000	927,630
Clear Channel Worldwide Holdings 7.625% 3/15/20	704,000	745,880
CSC Holdings 6.75% 11/15/21	600,000	660,000
DISH DBS 5.00% 3/15/23	895,000	843,538
#Griffey Intermediate 144A 7.00% 10/15/20	577,000	565,460
#Lynx II 144A 6.375% 4/15/23	600,000	618,750
#MDC Partners 144A 6.75% 4/1/20	325,000	334,750
#Midcontinent Communications & Midcontinent Finance 144A 6.25% 8/1/21	175,000	176,750
#Nara Cable Funding 144A 8.875% 12/1/18	700,000	735,500
#Nexstar Broadcasting 144A 6.875% 11/15/20	566,000	588,640
#ONO Finance II 144A 10.875% 7/15/19	265,000	276,925
Satelites Mexicanos 9.50% 5/15/17	257,000	285,270
#Sirius XM Radio 144A 4.625% 5/15/23	205,000	189,113
#*Univision Communications 144A 8.50% 5/15/21	1,176,000	1,299,479
#UPCB Finance VI 144A 6.875% 1/15/22	430,000	457,950
		9,875,610
Real Estate – 0.17%
#Brookfield Residential Properties 144A 6.125% 7/1/22	210,000	215,775
		215,775
Services – 10.16%
#Algeco Scotsman Global Finance 144A
8.50% 10/15/18	580,000	600,300
10.75% 10/15/19	1,065,000	995,774
#ARAMARK 144A 5.75% 3/15/20	920,000	961,399

#Avis Budget Car Rental 144A 5.50% 4/1/23	465,000	460,350
#Beazer Homes USA 144A 7.25% 2/1/23	160,000	165,600
Caesars Entertainment Operating 8.50% 2/15/20	512,000	478,400
#Carlson Wagonlit 144A 6.875% 6/15/19	335,000	348,819
#DigitalGlobe 144A 5.25% 2/1/21	565,000	536,750
#Geo Group 144A 5.125% 4/1/23	855,000	829,350
H&E Equipment Services 7.00% 9/1/22	462,000	496,650
M/I Homes 8.625% 11/15/18	641,000	701,895
#Mattamy Group 144A 6.50% 11/15/20	580,000	577,100
Meritage Homes 7.00% 4/1/22	95,000	104,025
MGM Resorts International
6.75% 10/1/20	170,000	181,263
7.75% 3/15/22	234,000	260,325
11.375% 3/1/18	844,000	1,071,879
PHH
7.375% 9/1/19	256,000	281,920
9.25% 3/1/16	249,000	282,615
Pinnacle Entertainment
7.75% 4/1/22	210,000	221,025
8.75% 5/15/20	36,000	39,150
#PNK Finance 144A 6.375% 8/1/21	265,000	266,988
Seven Seas Cruises 9.125% 5/15/19	595,000	644,088
Swift Services Holdings 10.00% 11/15/18	547,000	614,008
Toll Brothers Finance 4.375% 4/15/23	680,000	649,400
United Rentals North America
6.125% 6/15/23	98,000	102,288
7.625% 4/15/22	141,000	157,920
#Watco 144A 6.375% 4/1/23	280,000	280,700
#Woodside Homes 144A 6.75% 12/15/21	285,000	289,275
#Wynn Las Vegas 144A 4.25% 5/30/23	390,000	362,213
		12,961,469
Technology & Electronics – 4.22%
CDW 8.50% 4/1/19	323,000	356,108
First Data
11.25% 3/31/16	412,000	412,000
#144A 11.25% 1/15/21	855,000	889,199
#144A 11.75% 8/15/21	285,000	273,600
GXS Worldwide 9.75% 6/15/15	458,000	471,454
Infor US 9.375% 4/1/19	588,000	660,030
j2 Global 8.00% 8/1/20	777,000	839,160
MagnaChip Semiconductor 10.50% 4/15/18	247,000	276,597
#Seagate HDD Cayman 144A 4.75% 6/1/23	590,000	566,400
#Viasystems 144A 7.875% 5/1/19	596,000	640,700
		5,385,248
Telecommunications – 7.87%
#Clearwire Communications 144A 12.00% 12/1/15	760,000	807,500
#Columbus International 144A 11.50% 11/20/14	310,000	336,350
#Digicel Group 144A 8.25% 9/30/20	800,000	864,000
Equinix
4.875% 4/1/20	175,000	174,125
5.375% 4/1/23	405,000	403,988
Hughes Satellite Systems 7.625% 6/15/21	439,000	477,413
#Intelsat Luxembourg 144A
7.75% 6/1/21	1,145,000	1,209,405
8.125% 6/1/23	860,000	927,724
Level 3 Communications
8.875% 6/1/19	233,000	252,223
11.875% 2/1/19	313,000	362,298
Level 3 Financing 7.00% 6/1/20	387,000	403,448
#MetroPCS Wireless 144A 6.25% 4/1/21	240,000	245,700

Sprint Capital
6.90% 5/1/19	635,000	674,688
8.75% 3/15/32	256,000	271,360
Sprint Communications 8.375% 8/15/17	365,000	414,275
#Wind Acquisition Finance 144A
7.25% 2/15/18	650,000	671,650
11.75% 7/15/17	210,000	222,600
Windstream
7.50% 6/1/22	335,000	346,725
7.50% 4/1/23	10,000	10,275
Zayo Group 10.125% 7/1/20	842,000	966,194
		10,041,941
Utilities – 1.86%
AES
4.875% 5/15/23	105,000	100,013
7.375% 7/1/21	713,000	809,255
8.00% 6/1/20	2,000	2,325
Elwood Energy 8.159% 7/5/26	274,743	291,914
GenOn Americas Generation 8.50% 10/1/21	495,000	542,025
GenOn Energy 9.875% 10/15/20	552,000	623,760
		2,369,292
Total Corporate Bonds (cost $110,860,885)		113,879,577

«Senior Secured Loans – 2.13%
Clear Channel Communication Tranche B 3.65% 1/29/16	120,000	112,767
Equipower Resources Holdings 2nd Lien 10.00% 5/23/19	165,000	166,134
Hostess Brands 1st Lien 6.75% 3/12/20	445,000	458,350
Panda Temple Power II Tranche B 1st Lien 7.25% 3/28/19	510,000	520,200
Rite Aid 2nd Lien 5.75% 8/3/20	295,000	304,108
Smart & Final 2nd Lien 10.50% 11/8/20	437,949	448,350
State Class Tankers II 1st Lien 6.75% 6/10/20	420,000	424,200
Toys R Us Property Tranche B 6.00% 9/1/16	280,000	277,200
Total Senior Secured Loans (cost $2,676,692)		2,711,309

	Number of
	Shares
Common Stock – 2.01%
AES	15,012	186,749
†=Century Communications	60,000	0
CenturyLink	8,788	315,050
†DIRECTV Class A	1,200	75,924
†Kodiak Oil & Gas	33,306	323,401
L Brands	6,539	364,680
NRG Energy	12,294	329,725
†Quiksilver	49,966	315,785
Range Resources	3,883	307,145
†United Rentals	5,911	338,819
Total Common Stock (cost $2,456,506)		2,557,278

Convertible Preferred Stock – 0.87%
#Chesapeake Energy 144A 5.75% exercise price $27.83, expiration date 12/31/49	290	311,025
†Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	247	253,484
†Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	3,200	188,896
Sandridge Energy 7.00% exercise price $7.76, expiration date 12/31/49	3,800	358,862
Total Convertible Preferred Stock (cost $1,069,361)		1,112,267

Preferred Stock – 1.33%
Ally Financial
#144A 7.00%	800	792,500
•8.50%	5,000	130,700
•GMAC Capital Trust I 8.125%	7,000	185,850
Regions Financial 6.375%	24,000	591,120
Total Preferred Stock (cost $1,493,892)		1,700,170

	Principal
	Amount (U.S. $)
Short-Term Investments – 2.32%
Repurchase Agreements – 2.32%
Bank of America 0.03%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price $1,214,629
(collateralized by U.S. government obligations 0.75%-2.375%
2/28/15-10/31/17; market value $1,238,921)	$1,214,628	1,214,628

BNP Paribas 0.05%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price $1,745,374
(collateralized by U.S. government obligations 0.25%-4.25%
6/30/14-5/15/23; market value $1,782,871)	1,745,372	1,745,372
Total Short-Term Investments (cost $2,960,000)		2,960,000

Total Value of Securities Before Securities Lending Collateral – 98.53%
(cost $122,280,146)		125,674,759

	Number of
	Shares
**Securities Lending Collateral – 0.05%
Investment Company
Delaware Investments Collateral Fund No. 1	58,967	58,967
Total Securities Lending Collateral (cost $58,967)		58,967

©Total Value of Securities – 98.58%
(cost $122,339,113)		125,733,726
**Obligation to Return Securities Lending Collateral – (0.05%)		(58,967)
Receivables and Other Assets Net of Other Liabilities – 1.47%		1,873,155
Net Assets Applicable to 15,062,864 Shares Outstanding – 100.00%		$127,547,914

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2013, the aggregate value of Rule 144A securities was $59,994,733, which represented 47.04% of the Portfolio’s net assets. See Note 4 in "Notes."
•Variable rate security. The rate shown is the rate as of July 31, 2013. Interest rates reset periodically.
*Fully or partially on loan.
^Zero coupon security. The rate shown is the yield at the time of purchase.
«Senior secured loans generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at July 31, 2013.
†Non income producing security.
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At July 31, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 1 in "Notes."
**See Note 3 in “Notes” for additional information on securities lending collateral.
©Includes $56,537 of securities loaned.

PIK – Pay-in-kind

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The High-Yield Bond Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (Oct. 31, 2009–Oct. 31, 2012), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2013.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Portfolio declares and pays distributions from net investment income and realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute more frequently, if necessary for tax purposes.

2. Investments
At July 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$122,374,411
Aggregate unrealized appreciation	$4,481,322
Aggregate unrealized depreciation	(1,122,007)
Net unrealized appreciation	$3,359,315

For federal income tax purposes, at Oct. 31, 2012, capital loss carryforwards of $3,195,586 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $602,258 expires in 2016 and $2,215,341 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At Oct. 31, 2012, long-term losses of $377,987 carried forward under the Act.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock[1]	$2,557,278	$-	$-	$2,557,278
Corporate Debt	-	117,345,044	-	117,345,044
Convertible Preferred Stock[2]	188,896	923,371	-	1,112,267
Preferred Stock[3]	907,670	792,500	-	1,700,170
Short-Term Investments	-	2,960,000	-	2,960,000
Securities Lending Collateral	-	58,967	-	58,967
Total	$3,653,844	$122,079,882	$-	$125,733,726

1Security type is valued across multiple levels. The amount attributed to Level 3 investments represents less than 1% of the total market value of this security type.

2Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 16.98% and 83.02%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments while Level 2 investments represent matrix-priced investments.

3Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 53.39% and 46.61%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments while Level 2 investments represent matrix-priced investments.

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended July 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall.

At July 31, 2013, the value of the securities on loan was $56,537, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2013, the value of invested collateral was $58,967. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Portfolio invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Portfolio invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2013, no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2013 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The International Equity Portfolio

July 31, 2013

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 98.70%
Australia – 4.07%
Amcor	575,128	$5,475,453
AMP	1,529,473	6,214,981
QBE Insurance Group	485,895	7,168,207
		18,858,641
Belgium – 0.00%
=✗†Ageas VVPR Strip	36,617	0
		0
China/Hong Kong – 2.60%
China Mobile	689,500	7,334,728
Jardine Matheson Holdings	86,415	4,729,493
		12,064,221
France – 15.21%
Carrefour	200,657	6,157,473
Cie de Saint-Gobain	250,251	11,600,567
France Telecom	984,719	9,678,289
=†GDF Suez VVPR Strip	162,519	0
Sanofi	121,805	12,989,058
Societe Generale	94,722	3,806,923
Total	239,116	12,754,212
Vallourec	88,691	5,234,432
*Vinci	153,513	8,288,288
		70,509,242
Germany – 7.14%
*Daimler	85,440	5,934,699
Deutsche Telekom	1,081,054	13,154,495
*GEA Group	126,200	5,206,331
RWE	168,725	5,075,474
SAP	50,863	3,740,668
		33,111,667
Israel – 2.86%
Teva Pharmaceutical Industries ADR	333,916	13,256,465
		13,256,465
Italy – 2.56%
ENI	537,551	11,876,540
		11,876,540
Japan – 16.68%
Astellas Pharma	158,100	8,473,534
Canon	401,500	12,398,934
Hoya	250,000	5,395,335
Kao	317,900	10,190,455
Seven & I Holdings	243,273	9,189,016
Takeda Pharmaceutical	266,300	11,893,854
Tokio Marine Holdings	274,052	8,770,895
Tokyo Electron	97,200	4,430,585
Toyota Motor	108,300	6,600,490
		77,343,098
Netherlands – 6.61%
Koninklijke Ahold	791,502	13,039,130
Reed Elsevier	440,196	8,431,585
Royal Dutch Shell Class A	269,324	9,169,187
		30,639,902
Singapore – 4.07%
SembCorp Industries	1,195,000	4,777,555
Singapore Telecommunications	2,312,602	7,152,659
United Overseas Bank	411,642	6,952,219
		18,882,433
Spain – 6.80%
Banco Santander	703,625	5,141,982

Iberdrola	2,650,281	14,629,876
Telefonica	825,315	11,762,849
		31,534,707
Switzerland – 7.60%
†ABB	495,684	10,947,359
Novartis	186,170	13,396,998
†Zurich Insurance Group	40,549	10,913,837
		35,258,194
Taiwan – 0.82%
Taiwan Semiconductor Manufacturing ADR	224,332	3,809,157
		3,809,157
United Kingdom – 21.68%
AMEC	378,532	6,202,020
BG Group	495,077	8,936,251
BP	1,360,831	9,410,240
Compass Group	736,588	10,062,730
G4S	1,548,409	5,297,732
GlaxoSmithKline	485,273	12,432,060
National Grid	992,725	11,877,979
Tesco	2,575,685	14,392,246
Unilever	301,019	12,222,424
Vodafone Group	3,220,380	9,675,849
		100,509,531
Total Common Stock (cost $407,784,844)		457,653,798

	Principal
	Amount (U.S. $)
Short-Term Investments– 0.64%
≠Discount Notes – 0.45%
Fannie Mae 0.06% 9/16/13	$374,245	374,240
Federal Home Loan Bank
0.045% 10/18/13	346,418	346,403
0.045% 10/23/13	594,453	594,426
0.06% 8/14/13	447,117	447,115
0.06% 8/16/13	146,862	146,861
0.06% 8/21/13	185,901	185,900
		2,094,945
Repurchase Agreements – 0.15%
Bank of America 0.03%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price $274,523
(collateralized by U.S. government obligations 0.75%-2.375%
2/28/15-10/31/17; market value $280,013)	274,522	274,522

BNP Paribas 0.05%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price $394,478
(collateralized by U.S. government obligations 0.25%-4.25%
6/30/14-5/15/23; market value $402,953)	394,478	394,478
		669,000
≠U.S. Treasury Obligations – 0.04%
U.S. Treasury Bill 0.0275% 10/24/13	192,480	192,469
		192,469
Total Short-Term Investments (cost $2,956,320)		2,956,414

Total Value of Securities Before Securities Lending Collateral – 99.34%
(cost $410,741,164)		460,610,212

	Number of
	Shares
**Securities Lending Collateral – 0.02%
Investment Companies
Delaware Investments Collateral Fund No. 1	99,103	99,103
Total Securities Lending Collateral (cost $99,103)		99,103

©Total Value of Securities – 99.36%
(cost $410,840,267)		460,709,315
**Obligation to Return Securities Lending Collateral – (0.02%)		(99,103)
«Receivables and Other Assets Net of Other Liabilities – 0.66%		3,050,476
Net Assets Applicable to 33,160,555 Shares Outstanding – 100.00%		$463,660,688

ΔSecurities have been classified by country of origin.
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At July 31, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 1 in "Notes."
✗Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
†Non income producing security.
*Fully or partially on loan.
**See Note 4 in "Notes” for additional information on securities lending collateral.
≠The rate shown is the effective yield at the time of purchase.
©Includes $94,111 of securities loaned.
«Includes foreign currency valued at $223,885 with a cost of $224,004.

The following foreign currency exchange contracts were outstanding at July 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
MNB	AUD	(566,117)	USD	522,715	8/1/13	$13,813
MNB	AUD	(15,374,000)	USD	14,137,162	10/31/13	403,493
MNB	JPY	(92,931,263)	USD	948,472	8/1/13	(247)
						$417,059

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
JPY – Japanese Yen
MNB – Mellon National Bank
USD – United States Dollar
VVPR Strip – Dividend Coupon

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The International Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (October 31, 2009–October 31, 2012), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. In regard to foreign taxes only, the Portfolio has open tax years in certain foreign countries it invests in that may date back to the inception date of the Portfolio.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2013.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all tax withholdings, a portion of which maybe reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At July 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$416,222,824
Aggregate unrealized appreciation	$83,650,116
Aggregate unrealized depreciation	(39,163,625)
Net unrealized appreciation	$44,486,491

For federal income tax purposes, at October 31, 2012, capital loss carryforwards of $169,891,479 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $156,031,998 expires in 2017 and $13,859,481 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At October 31, 2012, short-term losses of $348,917 and long-term losses of $3,581,354 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$457,653,798	$-	$-	$457,653,798
Short-Term Investments	-	2,956,414	-	2,956,414
Securities Lending Collateral	-	99,103	-	99,103
Total	$457,653,798	$3,055,517	$-	$460,709,315

Foreign Currency Exchange Contracts	$-	$417,059	$-	$417,059

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended July 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

At July 31, 2013, the value of securities on loan was $94,111, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2013, the value of invested collateral was $99,103. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 10% limit on investments in illiquid securities. As of July 31, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2013 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Labor Select International Equity Portfolio

July 31, 2013

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 98.63%
Australia – 4.46%
Amcor	758,114	$7,217,554
AMP	1,640,221	6,665,003
QBE Insurance Group	516,556	7,620,537
		21,503,094
Belgium – 0.00%
=✗†Ageas VVPR Strip	15,275	0
		0
France – 16.77%
Carrefour	220,113	6,754,511
Cie de Saint-Gobain	259,233	12,016,934
GDF Suez	529,138	11,099,445
=†GDF Suez Strip	101,871	0
Orange	1,084,033	10,654,395
Sanofi	127,485	13,594,762
Societe Generale	106,777	4,291,419
Total	143,572	7,657,989
*Vallourec	99,657	5,881,632
Vinci	164,422	8,877,273
		80,828,360
Germany – 6.47%
Daimler	92,978	6,458,292
GEA Group	140,237	5,785,422
*RWE	166,569	5,010,619
SAP	53,378	3,925,631
Telefonica Deutschland Holding	1,458,895	9,982,185
		31,162,149
Israel – 2.99%
Teva Pharmaceutical Industries ADR	362,300	14,383,310
		14,383,310
Japan – 16.55%
Astellas Pharma	169,800	9,100,607
Canon	437,900	13,523,022
Hoya	289,700	6,252,114
Kao	359,900	11,536,787
Seven & I Holdings	282,200	10,659,384
Takeda Pharmaceutical	265,900	11,875,989
Tokio Marine Holdings	370,700	11,864,065
Tokyo Electron	108,300	4,936,547
		79,748,515
Netherlands – 7.41%
Koninklijke Ahold	807,927	13,309,715
Reed Elsevier	448,786	8,596,119
Royal Dutch Shell Class A	405,555	13,807,196
		35,713,030
Singapore – 5.80%
SembCorp Industries	1,332,000	5,325,274
Singapore Telecommunications	3,462,000	10,707,638
United Overseas Bank	705,705	11,918,648
		27,951,560
Spain – 7.19%
Banco Santander	763,055	5,576,287
Iberdrola	2,903,066	16,025,280
†Telefonica	915,536	13,048,729
		34,650,296
Switzerland – 7.84%
†ABB	533,474	11,781,965
Novartis	200,778	14,448,206
†Zurich Insurance Group	42,900	11,546,613
		37,776,784
United Kingdom – 23.15%
AMEC	441,138	7,227,782
BG Group	571,918	10,323,248
BP	1,838,434	12,712,898

Compass Group	778,329	10,632,966
G4S	1,641,388	5,615,851
GlaxoSmithKline	520,393	13,331,788
National Grid	1,070,877	12,813,069
Sainsbury (J.)	2,223,122	13,311,692
Unilever	317,343	12,885,236
Vodafone Group	4,230,125	12,709,696
		111,564,226
Total Common Stock (cost $443,894,797)		475,281,324

	Principal
	Amount (U.S. $)
Short-Term Investments – 1.46%
≠Discount Notes – 0.40%
Federal Home Loan Bank
0.045% 10/18/13	$707,877	707,846
0.045% 10/23/13	1,214,717	1,214,662
		1,922,508
Repurchase Agreements – 0.95%
Bank of America 0.03%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price $1,881,854
(collateralized by U.S. government obligations 0.75%-2.375%
2/28/15-10/31/17; market value $1,919,490)	1,881,853	1,881,853

BNP Paribas 0.05%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price $2,704,151
(collateralized by U.S. government obligations 0.25%-4.25%
6/30/14-5/15/23; market value $2,762,246)	2,704,147	2,704,147
		4,586,000
≠U.S. Treasury Obligation – 0.11%
U.S. Treasury Bill 0.028% 10/24/13	522,507	522,476
		522,476
Total Short-Term Investments (cost $7,030,872)		7,030,984

Total Value of Securities Before Securities Lending Collateral – 100.09%
(cost $450,925,669)		482,312,308

	Number of
	Shares
**Securities Lending Collateral – 0.01%
Investment Company
Delaware Investments Collateral Fund No. 1	40,281	40,281
Total Securities Lending Collateral (cost $40,281)		40,281

©Total Value of Securities – 100.10%
(cost $450,965,950)		482,352,589
**Obligation to Return Securities Lending Collateral – (0.01%)		(40,281)
«Other Liabilities Net of Receivables and Other Assets – (0.09%)		(427,258)
Net Assets Applicable to 34,937,358 Shares Outstanding – 100.00%		$481,885,050

ΔSecurities have been classified by country of origin.
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At July 31, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 1 in "Notes."
✗Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes” for additional information on securities lending collateral.
©Includes $38,420 of securities loaned.
«Includes foreign currency valued at $103,796 with a cost of $104,990.

The following foreign currency exchange contracts were outstanding at July 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	AUD	(17,997,000)	USD	16,549,141	10/31/13	$472,335
MNB	CHF	(1,373,566)	USD	1,476,476	8/02/13	(7,683)
MNB	EUR	(2,844,948)	USD	3,774,393	8/1/13	(9,828)
MNB	GBP	(68,229)	USD	103,753	8/1/13	(43)
MNB	JPY	(263,693,127)	USD	2,697,106	8/5/13	5,051
						$459,832

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
CHF – Swiss Franc
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
MNB – Mellon National Bank
USD – United States Dollar
VVPR Strip – Dividend Coupon

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Labor Select International Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (Oct. 31, 2009–Oct. 31, 2012), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. In regard to foreign taxes only, the Portfolio has open tax years in certain foreign countries it invests in that may date back to the inception date of the Portfolio.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.All open repurchase agreements as of the date of this report were entered into on July 31, 2013.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports foreign capital gain taxes and foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays distributions from net investment income and net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute more frequently, if necessary for tax purposes.

2. Investments
At July 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$453,831,565
Aggregate unrealized appreciation	$86,279,886
Aggregate unrealized depreciation	(57,758,862)
Net unrealized appreciation	$28,521,024

For federal income tax purposes, at Oct. 31, 2012, capital loss carryforwards of $93,382,184 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $71,586,349 expires in 2017 and $18,475,802 expires in 2018.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At Oct. 31, 2012, long-term losses of $3,320,033 carried forward under the Act.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock[1]	$475,281,324	$-	$-	$475,281,324
Short-Term Investments	-	7,030,984	-	7,030,984
Securities Lending Collateral	-	40,281	-	40,281
Total	$475,281,323	$7,071,265	$-	$482,352,589

Foreign Currency Exchange Contracts	$-	$459,832	$-	$459,832

1Security type is valued across multiple levels. The amount attributed to Level 3 investments represents less than 1% of the total market value of this security type.

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended July 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall.

At July 31, 2013, the value of securities on loan was $38,420, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2013, the value of invested collateral was $40,281. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2013 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust - The Large-Cap Growth Equity Portfolio

July 31, 2013

	Number of
	Shares	Value
²Common Stock – 98.79%
Consumer Discretionary – 17.65%
†eBay	123,025	$6,359,162
L Brands	104,075	5,804,263
†Liberty Interactive Class A	387,325	9,473,970
NIKE Class B	72,600	4,567,992
†priceline.com	9,400	8,231,298
†Sally Beauty Holdings	97,900	2,986,929
		37,423,614
Consumer Staples – 4.51%
Walgreen	190,375	9,566,344
		9,566,344
Energy – 10.23%
EOG Resources	83,025	12,079,307
Kinder Morgan	254,821	9,622,041
		21,701,348
Financial Services – 19.82%
CME Group	67,875	5,021,393
†IntercontinentalExchange	39,000	7,115,550
MasterCard Class A	18,265	11,152,792
Progressive	249,200	6,481,692
Visa Class A	69,200	12,249,091
		42,020,518
Healthcare – 13.25%
Allergan	86,125	7,847,710
†Celgene	72,925	10,709,766
Novo Nordisk ADR	32,175	5,435,001
*Perrigo	32,900	4,092,431
		28,084,908
Materials & Processing – 2.16%
Syngenta ADR	58,000	4,584,320
		4,584,320
Technology – 31.17%
†Adobe Systems	200,125	9,461,910
Apple	12,510	5,660,775
†Crown Castle International	142,400	10,003,599
†Google Class A	9,315	8,267,994
Intuit	117,650	7,520,188
Microsoft	119,025	3,788,566
QUALCOMM	151,625	9,787,394
†Teradata	94,375	5,579,450
†VeriFone Systems	74,900	1,428,343
*†VeriSign	96,050	4,595,032
		66,093,251
Total Common Stock (cost $153,812,732)		209,474,303

Warrant – 0.20%
†Kinder Morgan CW17 strike price $40.00, expiration date 5/25/17	77,826	426,486
Total Warrant (cost $155,417)		426,486

	Principal
	Amount
Short-Term Investments – 1.12%
≠Discount Notes – 1.02%
Fannie Mae 0.06% 9/16/13	$575,878	575,871
Federal Home Loan Bank
0.055% 8/12/13	237,541	237,540
0.06% 8/14/13	709,504	709,501
0.06% 8/16/13	233,047	233,046
0.06% 8/21/13	294,996	294,995
0.08% 8/30/13	116,596	116,595
		2,167,548

≠U.S. Treasury Obligation – 0.10%
U.S. Treasury Bill 0.052% 9/26/13	203,886	203,877
		203,877
Total Short-Term Investments (cost $2,371,346)		2,371,425

Total Value of Securities Before Securities Lending Collateral – 100.11%
(cost $156,339,495)		212,272,214

	Number of
	Shares
**Securities Lending Collateral – 0.19%
Investment Company
Delaware Investments Collateral Fund No. 1	395,096	395,096
Total Securities Lending Collateral (cost $395,096)		395,096

Total Value of Securities – 100.30%
(cost $156,734,591)		212,667,310 ©
**Obligation to Return Securities Lending Collateral – (0.19%)		(395,096)
Other Liabilities Net of Receivables and Other Assets – (0.11%)		(238,048)
Net Assets Applicable to 15,735,735 Shares Outstanding – 100.00%		$212,034,166

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in "Notes” for additional information on securities lending collateral.
©Includes $380,978 of securities loaned.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Large-Cap Growth Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (Oct. 31, 2009–Oct. 31, 2012), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. In regard to foreign taxes only, the Portfolio has open tax years in certain foreign countries it invests in that may date back to the inception date of the Portfolio.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At July 31, 2013 the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays distributions from net investment income and net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on ex-dividend date. The Portfolio may distribute more frequently, if necessary for tax purposes.

2. Investments
At July 31, 2013, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$158,266,056
Aggregate unrealized appreciation	$57,961,222
Aggregate unrealized depreciation	(3,559,968)
Net unrealized appreciation	$54,401,254

For federal income tax purposes, at Oct. 31, 2012, capital loss carryforwards of $35,864,998 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $33,672,045 expires in 2017 and $2,192,953 expires in 2018.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2013:

	Level 1	Level 2	Total
Common Stock	$209,474,303	$-	$209,474,303
Warrant	426,486	-	426,486
Short-Term Investments	-	2,371,425	2,371,425
Securities Lending Collateral	-	395,096	395,096
Total	$209,900,789	$2,766,521	$212,667,310

During the period ended July 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall.

At July 31, 2013, the value of the securities on loan was $380,978, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2013, the value of invested collateral was $395,096. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
Because the Portfolio expects to hold a concentrated portfolio of a limited number of securities, the Portfolio’s risk is increased because each investment has a greater effect on the Portfolio’s overall performance.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2013 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Large-Cap Value Equity Portfolio

July 31, 2013

	Number of
	Shares	Value
Common Stock – 98.75%
Consumer Discretionary – 5.99%
Johnson Controls	53,600	$2,155,256
Lowe's	49,100	2,188,878
		4,344,134
Consumer Staples – 12.10%
Archer-Daniels-Midland	61,200	2,231,964
CVS Caremark	36,100	2,219,789
Kraft Foods Group	36,933	2,089,669
Mondelez International Class A	71,300	2,229,551
		8,770,973
Energy – 15.01%
Chevron	17,400	2,190,486
ConocoPhillips	34,100	2,211,726
Halliburton	49,600	2,241,424
Marathon Oil	60,200	2,188,872
Occidental Petroleum	23,000	2,048,150
		10,880,658
Financials – 12.10%
Allstate	42,900	2,187,042
Bank of New York Mellon	72,200	2,270,690
Marsh & McLennan	51,100	2,139,557
Travelers	26,000	2,172,300
		8,769,589
Healthcare – 17.64%
Baxter International	29,400	2,147,376
Cardinal Health	43,800	2,193,942
Johnson & Johnson	23,600	2,206,600
Merck	43,300	2,085,761
Pfizer	72,911	2,131,189
Quest Diagnostics	34,600	2,017,526
		12,782,394
Industrials – 9.07%
Northrop Grumman	23,800	2,191,028
Raytheon	30,400	2,183,936
Waste Management	52,200	2,193,966
		6,568,930
Information Technology – 14.87%
Broadcom Class A	77,900	2,147,703
Cisco Systems	84,500	2,158,975
Intel	96,400	2,246,120
Motorola Solutions	36,000	1,973,880
Xerox	231,800	2,248,460
		10,775,138
Materials – 3.07%
duPont (E.I.) deNemours	38,600	2,226,834
		2,226,834
Telecommunications – 5.92%
AT&T	61,200	2,158,524
Verizon Communications	43,000	2,127,640
		4,286,164
Utilities – 2.98%
Edison International	43,300	2,158,505
		2,158,505
Total Common Stock (cost $64,747,993)		71,563,319

	Principal
	Amount
Short-Term Investments – 1.72%
≠Discount Notes – 1.16%
Fannie Mae 0.06% 9/16/13	$248,987	248,984
Federal Home Loan Bank
0.055% 8/12/13	107,653	107,653
0.06% 8/14/13	246,740	246,739
0.06% 8/16/13	81,045	81,045
0.06% 8/21/13	102,589	102,588
0.08% 8/30/13	52,841	52,841
		839,850
≠U.S. Treasury Obligation – 0.56%
U.S. Treasury Bill 0.05% 9/26/13	403,790	403,772
		403,772
Total Short-Term Investments (cost $1,243,579)		1,243,622

Total Value of Securities – 100.47%
(cost $65,991,572)		72,806,941
Liabilities Net of Receivables and Other Assets – (0.47%)		(338,677)
Net Assets Applicable to 3,140,955 Shares Outstanding – 100.00%		$72,468,264

≠The rate shown is the effective yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Pooled® Trust – The Large-Cap Value Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (Oct 31, 2009–Oct 31, 2012), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At July 31, 2013 the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Portfolio may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on ex-dividend date.

2. Investments
At July 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$66,063,329
Aggregate unrealized appreciation	$7,416,218
Aggregate unrealized depreciation	(672,606)
Net unrealized appreciation	$6,743,612

For federal income tax purposes, at October 31, 2012, capital loss carryforwards of $837,891 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $86,681 expires in 2016 and $751,210 expires in 2017.

On Dec 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2013:

	Level 1	Level 2	Total
Common Stock	$71,563,319	$-	$71,563,319
Short-Term Investments	-	1,243,622	1,243,622
Total	$71,563,319	$1,243,622	$72,806,941

During the period ended July 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. During the period ended July 31, 2013, the Portfolio had no securities out on loan.

4. Credit and Market Risk
The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2013 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware REIT Fund

July 31, 2013

	Number of
	Shares	Value
Common Stock – 97.39%
Diversified REITs – 6.52%
Cousins Properties	123,200	$1,262,800
Lexington Realty Trust	292,161	3,663,699
Vornado Realty Trust	105,332	8,933,207
Washington Real Estate Investment Trust	62,100	1,669,248
		15,528,954
Healthcare REITs – 9.81%
HCP	95,830	4,204,062
Health Care REIT	33,541	2,163,059
Healthcare Realty Trust	138,699	3,565,951
Healthcare Trust of America Class A	116,800	1,278,960
LTC Properties	62,000	2,397,540
Senior Housing Properties Trust	28,815	724,697
Ventas	137,177	9,018,017
		23,352,286
Hotel REITs – 6.06%
Host Hotels & Resorts	400,585	7,154,448
RLJ Lodging Trust	113,710	2,754,056
†Strategic Hotels & Resorts	228,200	2,021,852
Summit Hotel Properties	125,515	1,270,212
†Sunstone Hotel Investors	95,200	1,231,888
		14,432,456
Industrial REITs – 7.97%
DCT Industrial Trust	193,000	1,449,430
First Industrial Realty Trust	187,570	3,068,645
First Potomac Realty Trust	171,100	2,321,827
ProLogis	298,257	11,441,139
*†Rexford Industrial Realty	50,675	710,970
		18,992,011
Mall REITs – 18.41%
CBL & Associates Properties	141,256	3,216,399
General Growth Properties	349,811	7,255,080
Macerich	69,051	4,284,615
Simon Property Group	181,758	29,092,186
		43,848,280
Manufactured Housing REIT – 1.02%
Equity Lifestyle Properties	62,736	2,414,709
		2,414,709
Multifamily REITs – 16.83%
Apartment Investment & Management	80,200	2,356,276
AvalonBay Communities	73,751	9,981,460
BRE Properties	58,329	3,094,937
Camden Property Trust	93,786	6,615,664
Colonial Properties Trust	99,472	2,408,217
Equity Residential	203,123	11,374,889
Essex Property Trust	26,427	4,262,411
		40,093,854
Office REITs – 9.21%
Boston Properties	84,574	9,045,189
Brandywine Realty Trust	114,100	1,590,554
Corporate Office Properties Trust	150,788	3,842,078
Kilroy Realty	69,475	3,636,322
SL Green Realty	42,262	3,831,050
		21,945,193
Office/Industrial REITs – 4.06%
Duke Realty	121,400	1,999,458
*DuPont Fabros Technology	37,200	852,252
Liberty Property Trust	127,150	4,858,401
PS Business Parks	26,829	1,965,761
		9,675,872

Self-Storage Reits – 6.30%
Extra Space Storage	97,794	4,112,238
Public Storage	68,466	10,901,156
		15,013,394
Shopping Center REITs – 9.47%
*DDR	264,875	4,524,065
Federal Realty Investment Trust	29,976	3,157,372
Kimco Realty	247,779	5,587,416
Kite Realty Group Trust	80,700	465,639
Ramco-Gershenson Properties Trust	141,200	2,187,188
Regency Centers	79,619	4,198,310
Tanger Factory Outlet Centers	75,200	2,438,736
		22,558,726
Single Tenant REIT – 0.91%
*National Retail Properties	61,775	2,161,507
		2,161,507
Specialty REIT – 0.82%
EPR Properties	38,800	1,954,744
		1,954,744
Total Common Stock (cost $209,387,237)		231,971,986

	Principal
	Amount
Short-Term Investments– 4.03%
≠Discount Notes – 1.23%
Fannie Mae 0.06% 9/16/13	$246,390	246,387
Federal Home Loan Bank
0.045% 10/18/13	661,656	661,628
0.045% 10/23/13	1,135,403	1,135,352
0.055% 8/12/13	254,052	254,051
0.06% 8/14/13	291,220	291,219
0.06% 8/16/13	95,655	95,655
0.06% 8/21/13	121,083	121,082
0.08% 8/30/13	124,700	124,699
		2,930,073
Repurchase Agreements – 2.38%
Bank of America 0.03%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price $2,325,030
(collateralized by U.S. government obligations 0.75%-2.375%
2/28/15-10/31/17; market value $2,371,528)	2,325,028	2,325,028

BNP Paribas 0.05%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price $3,340,977
(collateralized by U.S. government obligations 0.25%-4.25%
6/30/14-5/15/23; market value $3,412,753)	3,340,972	3,340,972
		5,666,000
≠U.S. Treasury Obligations – 0.42%
U.S. Treasury Bills
0.028% 10/24/13	674,940	674,900
0.05% 9/26/13	326,874	326,860
		1,001,760
Total Short-Term Investments (cost $9,597,680)		9,597,833

Total Value of Securities Before Securities Lending Collateral – 101.42%
(cost $218,984,917)		241,569,819

	Number of
	Shares
**Securities Lending Collateral – 0.84%
Investment Company
Delaware Investments Collateral Fund No. 1	1,994,922	1,994,922
Total Securities Lending Collateral (cost $1,994,922)		1,994,922

©Total Value of Securities – 102.26%
(cost $220,979,839)		243,564,741
**Obligation to Return Securities Lending Collateral – (0.84%)		(1,994,922)
Other Liabilities Net of Receivables and Other Assets – (1.42%)		(3,379,006)
Net Assets Applicable to 17,027,918 Shares Outstanding – 100.00%		$238,190,813

†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
©Includes $1,909,643 of securities loaned.
**See Note 3 in "Notes" for additional information on securities lending collateral.

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - Delaware REIT Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2009–Oct. 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2013.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays distributions from net investment income quarterly and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At July 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$225,826,909
Aggregate unrealized appreciation	$23,827,622
Aggregate unrealized depreciation	(6,089,790)
Net unrealized appreciation	$17,737,832

For federal income tax purposes, at Oct. 31, 2012, capital loss carryforwards of $11,544,323 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2013:

	Level 1	Level 2	Total
Common Stock	$231,971,986	$-	$231,971,986
Short-Term Investments	-	9,597,833	9,597,833
Securities Lending Collateral	-	1,994,922	1,994,922
Total	$231,971,986	$11,592,755	$243,564,741

During the period ended July 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At July 31, 2013, the value of securities on loan was $1,909,643, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2013, the value of invested collateral was $1,994,922. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of July 31, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Real Estate Investment Trust Portfolio II

July 31, 2013

	Number of
	Shares	Value
Common Stock – 97.51%
Diversified REITs – 6.52%
Cousins Properties	2,015	$20,654
Lexington Realty Trust	4,795	60,129
Vornado Realty Trust	1,720	145,873
Washington Real Estate Investment Trust	1,015	27,283
		253,939
Healthcare REITs – 9.79%
HCP	1,565	68,656
Health Care REIT	550	35,470
Healthcare Realty Trust	2,265	58,233
Healthcare Trust of America Class A	1,900	20,805
LTC Properties	1,010	39,057
Senior Housing Properties Trust	470	11,821
Ventas	2,240	147,257
		381,299
Hotel REITs – 6.05%
Host Hotels & Resorts	6,553	117,037
RLJ Lodging Trust	1,855	44,928
†Strategic Hotels & Resorts	3,715	32,915
Summit Hotel Properties	2,045	20,695
†Sunstone Hotel Investors	1,555	20,122
		235,697
Industrial REITs – 7.96%
DCT Industrial Trust	3,155	23,694
First Industrial Realty Trust	3,060	50,062
First Potomac Realty Trust	2,780	37,725
ProLogis	4,875	187,004
†Rexford Industrial Realty	825	11,575
		310,060
Mall REITs – 18.43%
CBL & Associates Properties	2,375	54,079
General Growth Properties	5,708	118,384
Macerich	1,123	69,682
Simon Property Group	2,971	475,539
		717,684
Manufactured Housing REIT – 1.04%
Equity Lifestyle Properties	1,050	40,415
		40,415
Multifamily REITs – 16.88%
Apartment Investment & Management	1,315	38,635
AvalonBay Communities	1,202	162,679
BRE Properties	950	50,407
Camden Property Trust	1,580	111,453
Colonial Properties Trust	1,625	39,341
Equity Residential	3,320	185,920
Essex Property Trust	429	69,193
		657,628
Office REITs – 9.21%
Boston Properties	1,380	147,591
Brandywine Realty Trust	1,860	25,928
Corporate Office Properties Trust	2,490	63,445
Kilroy Realty	1,130	59,144
SL Green Realty	690	62,549
		358,657
Office/Industrial REITs – 4.07%
Duke Realty	1,985	32,693
DuPont Fabros Technology	565	12,944
Liberty Property Trust	2,110	80,623
PS Business Parks	440	32,239
		158,499
Self-Storage REITs – 6.28%
Extra Space Storage	1,575	66,229
Public Storage	1,120	178,326
		244,555

Shopping Center REITs – 9.55%
DDR	4,340	74,127
Federal Realty Investment Trust	493	51,928
Kimco Realty	4,160	93,808
Kite Realty Group Trust	1,320	7,616
Ramco-Gershenson Properties Trust	2,310	35,782
Regency Centers	1,310	69,076
Tanger Factory Outlet Centers	1,225	39,727
		372,064
Single Tenant REIT – 0.91%
National Retail Properties	1,010	35,340
		35,340
Specialty REIT – 0.82%
EPR Properties	635	31,991
		31,991
Total Common Stock (cost $3,464,190)		3,797,828

	Principal
	Amount
Short-Term Investments – 3.79%
≠Discount Notes – 1.40%
Fannie Mae 0.06% 9/16/13	$5,652	5,652
Federal Home Loan Bank
0.045% 10/18/13	10,341	10,340
0.045% 10/23/13	17,745	17,744
0.055% 8/12/13	6,164	6,164
0.06% 8/14/13	6,665	6,665
0.06% 8/16/13	2,189	2,189
0.06% 8/21/13	2,771	2,771
0.08% 8/30/13	3,026	3,026
		54,551
Repurchase Agreements – 2.03%
Bank of America 0.03%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price $32,417
(collateralized by U.S. government obligations 0.75%-2.375%
2/28/15-10/31/17; market value $33,065)	32,417	32,417

BNP Paribas 0.05%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price $46,582
(collateralized by U.S. government obligations 0.25%-4.25%
6/30/14-5/15/23; market value $47,583)	46,582	46,582
		78,999
≠U.S. Treasury Obligations – 0.36%
U.S. Treasury Bills
0.028% 10/24/13	9,435	9,435
0.049% 9/26/13	4,490	4,490
		13,925
Total Short-Term Investments (cost $147,473)		147,475

Total Value of Securities – 101.30%
(cost $3,611,663)		3,945,303
Liabilities Net of Receivables and Other Assets – (1.30%)		(50,468)
Net Assets Applicable to 495,271 Shares Outstanding – 100.00%		$3,894,835

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Real Estate Investment Trust Portfolio II (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (Oct. 31, 2009–Oct. 31, 2012), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2013.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Portfolio declares and pays distributions from net investment income and net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At July 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$3,689,583
Aggregate unrealized appreciation	$353,757
Aggregate unrealized depreciation	(98,037)
Net unrealized appreciation	$255,720

For federal income tax purposes, at Oct. 31, 2012, capital loss carryforwards of $2,292,136 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $748,336 expires in 2016, $1,521,902 expires in 2017 and $21,898 expires in 2018.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2013:

	Level 1	Level 2	Total
Common Stock	$3,797,828	$-	$3,797,828
Short-Term Investments	-	147,475	147,475
Total	$3,797,828	$147,475	$3,945,303

During the period ended July 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall. The Portfolio had no securities out on loan as of July 31, 2013.

4. Credit and Market Risk
The Portfolio concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2013 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Select 20 Portfolio

July 31, 2013

	Number of
	Shares	Value
²Common Stock – 87.08%
Consumer Discretionary – 8.84%
†Liberty Interactive Class A	360,875	$8,827,002
†priceline.com	8,540	7,478,222
		16,305,224
Energy – 9.92%
EOG Resources	70,575	10,267,957
Kinder Morgan	212,325	8,017,392
		18,285,349
Financial Services – 16.79%
†IntercontinentalExchange	52,150	9,514,768
Progressive	334,025	8,687,990
Visa Class A	72,100	12,762,421
		30,965,179
Healthcare – 8.02%
Allergan	99,700	9,084,664
Novo Nordisk ADR	33,825	5,713,719
		14,798,383
Materials & Processing – 4.02%
Syngenta ADR	93,725	7,408,024
		7,408,024
Technology – 33.99%
†Adobe Systems	195,325	9,234,966
†Crown Castle International	146,075	10,261,769
†Google Class A	11,575	10,273,970
Intuit	127,525	8,151,398
†NeuStar Class A	158,875	8,909,710
QUALCOMM	156,375	10,094,006
†VeriFone Systems	301,225	5,744,361
		62,670,180
Utilities – 5.50%
j2 Global	221,425	10,134,622
		10,134,622
Total Common Stock (cost $129,156,809)		160,566,961

	Principal
	Amount
Short-Term Investments – 13.72%
≠Discount Notes – 5.25%
Fannie Mae 0.060% 9/16/13	$1,576,716	1,576,695
Federal Home Loan
0.045% 10/18/13	1,486,416	1,486,352
0.045% 10/23/13	2,550,692	2,550,575
0.055% 8/12/13	1,057,707	1,057,703
0.060% 8/14/13	1,422,921	1,422,915
0.060% 8/16/13	467,379	467,377
0.060% 8/21/13	591,619	591,615
0.080% 8/30/13	519,171	519,167
		9,672,399

Repurchase Agreements – 7.12%
Bank of America 0.03%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price $5,390,327
(collateralized by U.S. government obligations 0.75%-2.375%
2/28/15-10/31/17, market value $5,498,129)	5,390,322	5,390,322

BNP Paribas 0.05%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price $7,745,688
(collateralized by U.S. government obligations 0.25%-4.25%
6/30/14-5/15/23, market value $7,912,093)	7,745,678	7,745,678
		13,136,000

≠U.S. Treasury Obligations – 1.35%
U.S. Treasury Bills
0.0278% 10/24/13	1,373,572	1,373,492
0.05% 9/26/13	1,118,444	1,118,396
		2,491,888
Total Short-Term Investments (cost $25,299,815)		25,300,287

Total Value of Securities – 100.80%
(cost $154,456,624)		185,867,248
Other Liabilities Net of Receivables and Other Assets – (0.80%)		(1,480,624)
Net Assets Applicable to 20,504,037 Shares Outstanding – 100.00%		$184,386,624

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
≠The rate shown is the effective yield at time of purchase.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Select 20 Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (October 31, 2009 – October 31, 2012), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2013.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At July 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$155,188,814
Aggregate unrealized appreciation	$33,996,780
Aggregate unrealized depreciation	(3,318,346)
Net unrealized appreciation	$30,678,434

For federal income tax purposes, at October 31, 2012, capital loss carryforwards of $1,693,606 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2013:

	Level 1	Level 2	Total
Common Stock	$160,566,961	$-	$160,566,961
Short-Term Investments	-	25,300,287	25,300,287
Total	$160,566,961	$25,300,287	$185,867,248

During the period ended July 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. During the period ended July 31, 2013, the Portfolio had no securities out on loan.

4. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines. Because the Portfolio expects to hold a concentrated portfolio of a limited number of securities, the Portfolio’s risk is increased because each investment has a greater effect on the Portfolio’s overall performance.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2013 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: